Schedule of Investments (unaudited)	iShares® Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31	$50	$50,242
4.65%, 10/01/28	50	57,775
4.75%, 03/30/30	151	176,815
Omnicom Group Inc.
2.45%, 04/30/30	10	9,940
2.60%, 08/01/31	60	60,392
4.20%, 06/01/30	10	11,253
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26	187	200,296
3.65%, 11/01/24	50	52,939
WPP Finance 2010, 3.75%, 09/19/24	44	46,838
		666,490
Aerospace & Defense — 0.6%
Boeing Co. (The)
1.43%, 02/04/24	60	60,004
1.95%, 02/01/24	10	10,138
2.20%, 02/04/26	10	9,981
2.60%, 10/30/25	10	10,246
2.70%, 02/01/27	10	10,199
2.75%, 02/01/26	10	10,277
2.80%, 03/01/24	10	10,302
2.95%, 02/01/30	10	10,087
3.10%, 05/01/26	10	10,394
3.20%, 03/01/29	10	10,336
3.63%, 02/01/31	20	21,237
4.88%, 05/01/25	25	27,391
5.04%, 05/01/27	25	28,185
5.15%, 05/01/30	10	11,618
5.71%, 05/01/40	75	95,791
5.81%, 05/01/50	200	269,828
5.88%, 02/15/40	200	257,964
5.93%, 05/01/60	51	70,832
6.88%, 03/15/39	25	34,768
General Dynamics Corp.
2.25%, 06/01/31	10	10,167
3.50%, 05/15/25	10	10,738
3.63%, 04/01/30	110	122,830
3.75%, 05/15/28	10	11,150
4.25%, 04/01/40	15	18,328
L3Harris Technologies Inc.
1.80%, 01/15/31	15	14,306
3.83%, 04/27/25	50	53,578
3.85%, 06/15/23	50	52,145
4.40%, 06/15/28	150	169,261
4.85%, 04/27/35	75	92,644
Lockheed Martin Corp.
1.85%, 06/15/30	15	14,847
2.80%, 06/15/50	10	10,139
2.90%, 03/01/25	10	10,513
3.55%, 01/15/26	10	10,835
3.80%, 03/01/45	120	140,180
4.09%, 09/15/52	10	12,498
4.70%, 05/15/46	15	19,835
Northrop Grumman Corp.
2.93%, 01/15/25	10	10,452
3.20%, 02/01/27	10	10,672
3.25%, 01/15/28	10	10,690
Security	Par (000)	Value

Aerospace & Defense (continued)
4.40%, 05/01/30	$10	$11,609
4.75%, 06/01/43	5	6,360
5.25%, 05/01/50	85	120,818
Raytheon Technologies Corp.
1.90%, 09/01/31	50	48,261
3.13%, 05/04/27	10	10,646
3.13%, 07/01/50	10	10,398
3.50%, 03/15/27	10	10,795
3.75%, 11/01/46	100	113,166
3.95%, 08/16/25	10	10,842
4.13%, 11/16/28	10	11,256
4.50%, 06/01/42	150	186,160
4.63%, 11/16/48	150	194,800
Teledyne Technologies Inc., 2.75%, 04/01/31	10	10,194
		2,520,691
Agriculture — 0.4%
Altria Group Inc.
2.35%, 05/06/25	10	10,277
2.45%, 02/04/32	10	9,450
3.40%, 05/06/30	60	62,208
3.40%, 02/04/41	10	9,328
3.70%, 02/04/51	10	9,462
3.88%, 09/16/46	75	73,604
4.00%, 02/04/61	10	9,613
4.40%, 02/14/26	10	11,012
4.80%, 02/14/29	210	238,006
5.38%, 01/31/44	10	11,699
5.80%, 02/14/39	100	121,492
5.95%, 02/14/49	60	76,180
Archer-Daniels-Midland Co.
2.50%, 08/11/26	126	131,548
3.25%, 03/27/30	10	10,912
4.50%, 03/15/49	10	13,336
4.54%, 03/26/42	20	25,907
5.38%, 09/15/35	29	38,958
BAT Capital Corp.
2.26%, 03/25/28	10	9,774
2.73%, 03/25/31	10	9,678
2.79%, 09/06/24	72	74,398
3.22%, 08/15/24	152	158,337
3.22%, 09/06/26	10	10,435
3.56%, 08/15/27	60	62,920
3.98%, 09/25/50	76	74,411
4.54%, 08/15/47	120	125,856
4.70%, 04/02/27	10	11,036
4.91%, 04/02/30	10	11,291
5.28%, 04/02/50	50	57,999
BAT International Finance PLC, 1.67%, 03/25/26	10	9,825
Bunge Ltd. Finance Corp.
1.63%, 08/17/25	10	10,006
2.75%, 05/14/31	10	10,097
Philip Morris International Inc.
3.38%, 08/11/25	200	213,092
3.88%, 08/21/42	25	26,997
4.25%, 11/10/44	56	64,235
4.38%, 11/15/41	15	17,281
4.88%, 11/15/43	100	121,581
Reynolds American Inc., 4.45%, 06/12/25	10	10,830
		1,953,071

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines — 0.2%
American Airlines Pass Through Trust
Class A, 2.88%, 01/11/36	$75	$72,778
Series 2015-2, Class AA, 3.60%, 03/22/29	11	11,422
Series 2016-3, Class AA, 3.00%, 04/15/30	39	38,871
Series 2019-1, Class AA, 3.15%, 08/15/33	29	29,811
Delta Air Lines Inc. Pass Through Trust, Series 2019-1, Class AA, 3.20%, 10/25/25	25	25,930
Delta Air Lines Pass Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	14	13,886
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34	23	25,226
Series 2019-1, Class AA, 2.75%, 11/15/33	60	59,609
Southwest Airlines Co.
4.75%, 05/04/23	35	36,737
5.13%, 06/15/27	10	11,409
5.25%, 05/04/25	135	150,516
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 10/01/29	10	10,300
United Airlines Pass Through Trust
Series 2012-1 A, Class A, 4.15%, 10/11/25	44	45,548
Series 2013-1, Class A, 4.30%, 02/15/27	42	44,777
Series 2020-1, Class A, 5.88%, 04/15/29	45	49,303
Series 2020-1, Class B, 4.88%, 07/15/27	45	46,652
		672,775
Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26	50	52,305
2.40%, 03/27/25	10	10,386
2.75%, 03/27/27	10	10,593
2.85%, 03/27/30	60	63,778
3.25%, 03/27/40	10	10,948
3.38%, 03/27/50	10	11,474
3.63%, 05/01/43	50	57,752
3.88%, 11/01/45	50	60,466
PVH Corp., 4.63%, 07/10/25	35	38,478
Ralph Lauren Corp., 2.95%, 06/15/30	10	10,438
VF Corp.
2.40%, 04/23/25	10	10,305
2.95%, 04/23/30	10	10,427
		347,350
Auto Manufacturers — 0.5%
American Honda Finance Corp.
0.35%, 04/20/23	50	49,807
0.55%, 07/12/24	221	217,866
1.00%, 09/10/25	10	9,870
1.20%, 07/08/25	10	9,940
1.80%, 01/13/31	10	9,780
2.00%, 03/24/28	10	10,082
2.15%, 09/10/24	110	112,966
3.50%, 02/15/28	50	55,012
Cummins Inc.
0.75%, 09/01/25	10	9,841
1.50%, 09/01/30	110	104,618
Daimler Finance North America LLC, 8.50%, 01/18/31	66	98,846
General Motors Co.
4.20%, 10/01/27	10	10,915
4.88%, 10/02/23	10	10,641
5.00%, 10/01/28	10	11,465
5.20%, 04/01/45	20	24,780
Security	Par (000)	Value

Auto Manufacturers (continued)
5.40%, 10/02/23	$10	$10,769
5.40%, 04/01/48	50	64,149
5.95%, 04/01/49	10	13,762
6.13%, 10/01/25	10	11,528
6.25%, 10/02/43	20	27,294
6.60%, 04/01/36	10	13,512
6.75%, 04/01/46	75	108,733
6.80%, 10/01/27	10	12,244
General Motors Financial Co. Inc.
1.05%, 03/08/24	10	9,943
1.25%, 01/08/26	10	9,759
1.50%, 06/10/26	10	9,826
2.35%, 01/08/31	10	9,680
2.40%, 04/10/28	10	9,966
2.70%, 08/20/27	10	10,179
2.70%, 06/10/31	10	9,912
2.75%, 06/20/25	10	10,336
2.90%, 02/26/25	10	10,360
3.50%, 11/07/24	10	10,528
3.60%, 06/21/30	10	10,630
3.95%, 04/13/24	10	10,545
4.00%, 10/06/26	140	151,523
4.30%, 07/13/25	10	10,807
4.35%, 04/09/25	208	225,000
4.35%, 01/17/27	10	10,963
5.10%, 01/17/24	10	10,758
5.25%, 03/01/26	10	11,251
5.65%, 01/17/29	10	11,914
PACCAR Financial Corp.
0.80%, 06/08/23	50	50,087
1.10%, 05/11/26	50	49,422
2.65%, 04/06/23	50	51,353
Toyota Motor Corp.
0.68%, 03/25/24	10	9,919
1.34%, 03/25/26	10	9,936
Toyota Motor Credit Corp.
0.45%, 01/11/24	60	59,420
0.50%, 06/18/24	10	9,864
0.80%, 10/16/25	210	205,201
1.13%, 06/18/26	10	9,838
1.15%, 08/13/27	10	9,687
1.65%, 01/10/31	10	9,689
1.80%, 02/13/25	10	10,174
1.90%, 04/06/28	10	10,030
2.15%, 02/13/30	10	10,106
2.25%, 10/18/23	10	10,278
3.00%, 04/01/25	10	10,554
3.05%, 01/11/28	100	108,026
3.38%, 04/01/30	10	11,032
		2,206,916
Auto Parts & Equipment — 0.1%
BorgWarner Inc.
2.65%, 07/01/27	106	109,940
3.38%, 03/15/25	50	52,990
Lear Corp., 3.80%, 09/15/27	23	25,171
Magna International Inc.
2.45%, 06/15/30	10	10,179
3.63%, 06/15/24	75	79,602
		277,882

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks — 7.7%
Banco Bilbao Vizcaya Argentaria SA, 0.88%, 09/18/23	$200	$199,916
Banco Santander SA
1.85%, 03/25/26	200	199,346
2.71%, 06/27/24	200	207,494
3.49%, 05/28/30	200	211,444
Bank of America Corp.
0.52%, 06/14/24, (SOFR + 0.410%)(a)	60	59,567
0.81%, 10/24/24, (SOFR + 0.740%)(a)	10	9,931
0.98%, 04/22/25, (SOFR + 0.690%)(a)	10	9,919
0.98%, 09/25/25, (SOFR + 0.910%)(a)	10	9,877
1.20%, 10/24/26, (SOFR + 1.010%)(a)	10	9,804
1.32%, 06/19/26, (SOFR + 1.150%)(a)	10	9,904
1.49%, 05/19/24, (SOFR + 1.460%)(a)	50	50,363
1.73%, 07/22/27, (SOFR + 0.960%)(a)	10	9,912
1.90%, 07/23/31, (SOFR + 1.530%)(a)	10	9,566
1.92%, 10/24/31, (SOFR + 1.370%)(a)	10	9,548
2.02%, 02/13/26, (3 mo. LIBOR US + 0.640%)(a)	10	10,148
2.09%, 06/14/29, (SOFR + 1.060%)(a)	10	9,864
2.30%, 07/21/32, (SOFR + 1.220%)(a)	10	9,818
2.46%, 10/22/25, (3 mo. LIBOR US + 0.870%)(a)	60	61,649
2.48%, 09/21/36(a)	100	96,620
2.50%, 02/13/31, (3 mo. LIBOR US + 0.990%)(a)	210	210,643
2.59%, 04/29/31, (SOFR + 2.150%)(a)	20	20,209
2.68%, 06/19/41, (SOFR + 1.930%)(a)	35	33,924
2.69%, 04/22/32, (SOFR + 1.320%)(a)	10	10,138
2.83%, 10/24/51, (SOFR + 1.880%)(a)	10	9,932
2.88%, 10/22/30, (3 mo. LIBOR US + 1.190%)(a)	20	20,705
2.97%, 07/21/52, (SOFR + 1.560%)(a)	10	10,194
3.00%, 12/20/23, (3 mo. LIBOR US + 0.790%)(a)	10	10,227
3.09%, 10/01/25, (3 mo. LIBOR US + 1.090%)(a)	10	10,459
3.19%, 07/23/30, (3 mo. LIBOR US + 1.180%)(a)	182	192,090
3.25%, 10/21/27	495	524,769
3.31%, 04/22/42, (SOFR + 1.580%)(a)	135	143,024
3.37%, 01/23/26, (3 mo. LIBOR US + 0.810%)(a)	10	10,556
3.42%, 12/20/28, (3 mo. LIBOR US + 1.040%)(a)	210	223,749
3.46%, 03/15/25, (3 mo. LIBOR US + 0.970%)(a)	10	10,478
3.50%, 04/19/26	10	10,767
3.55%, 03/05/24, (3 mo. LIBOR US + 0.780%)(a)	60	61,945
3.56%, 04/23/27, (3 mo. LIBOR US + 1.060%)(a)	10	10,677
3.59%, 07/21/28, (3 mo. LIBOR US + 1.370%)(a)	139	149,403
3.71%, 04/24/28, (3 mo. LIBOR US + 1.512%)(a)	10	10,777
3.82%, 01/20/28, (3 mo. LIBOR US + 1.575%)(a)	10	10,850
3.86%, 07/23/24, (3 mo. LIBOR US + 0.940%)(a)	10	10,451
3.88%, 08/01/25	10	10,862
3.97%, 03/05/29, (3 mo. LIBOR US + 1.070%)(a)	137	150,630
3.97%, 02/07/30, (3 mo. LIBOR US + 1.210%)(a)	10	11,053
4.00%, 04/01/24	10	10,651
4.00%, 01/22/25	10	10,696
4.08%, 03/20/51, (3 mo. LIBOR US + 3.150%)(a)	60	73,259
4.13%, 01/22/24	10	10,653
4.20%, 08/26/24	10	10,720
4.25%, 10/22/26	10	11,020
4.27%, 07/23/29, (3 mo. LIBOR US + 1.310%)(a)	210	234,574
4.33%, 03/15/50, (3 mo. LIBOR US + 1.520%)(a)	10	12,540
4.44%, 01/20/48, (3 mo. LIBOR US + 1.990%)(a)	200	253,462
4.45%, 03/03/26	10	11,010
5.00%, 01/21/44	75	98,196
5.88%, 02/07/42	75	107,551
6.11%, 01/29/37	100	135,015
7.75%, 05/14/38	100	157,305
Security	Par (000)	Value

Banks (continued)
Series L, 3.95%, 04/21/25	$10	$10,736
Series L, 4.18%, 11/25/27	10	10,936
Series N, 1.66%, 03/11/27, (SOFR + 0.910%)(a)	10	9,915
Series N, 2.65%, 03/11/32, (SOFR + 1.220%)(a)	10	10,110
Series N, 3.48%, 03/13/52, (SOFR + 1.650%)(a)	10	11,160
Bank of Montreal
0.45%, 12/08/23	50	49,599
0.63%, 07/09/24	60	59,243
0.95%, 01/22/27, (SOFR + 0.603%)(a)	10	9,730
1.85%, 05/01/25	10	10,174
2.50%, 06/28/24	10	10,346
Series E, 3.30%, 02/05/24	213	223,286
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23	25	24,810
0.50%, 04/26/24	25	24,744
1.05%, 10/15/26	10	9,783
1.60%, 04/24/25	10	10,105
1.65%, 07/14/28	50	49,396
1.65%, 01/28/31	10	9,747
1.80%, 07/28/31	10	9,783
2.10%, 10/24/24	60	61,684
2.20%, 08/16/23	35	35,828
2.80%, 05/04/26	50	52,572
3.25%, 09/11/24	10	10,564
3.25%, 05/16/27	169	182,365
3.30%, 08/23/29	10	10,856
3.40%, 01/29/28	55	59,969
3.44%, 02/07/28, (3 mo. LIBOR US + 1.069%)(a)	10	10,762
3.45%, 08/11/23	35	36,623
Series 12, 3.65%, 02/04/24	33	34,858
Bank of Nova Scotia (The)
0.55%, 09/15/23	35	34,858
0.65%, 07/31/24	175	172,849
0.70%, 04/15/24	35	34,646
1.05%, 03/02/26	10	9,795
1.30%, 06/11/25	60	59,813
1.35%, 06/24/26	10	9,885
1.63%, 05/01/23	125	126,676
2.15%, 08/01/31	10	9,919
2.20%, 02/03/25	10	10,275
2.38%, 01/18/23	50	51,002
2.70%, 08/03/26	60	62,748
3.40%, 02/11/24	35	36,801
4.50%, 12/16/25	150	166,194
Bank OZK, 2.75%, 10/01/31, (SOFR + 2.090%)(a)	15	15,002
BankUnited Inc.
4.88%, 11/17/25	65	71,854
5.13%, 06/11/30	25	28,692
Barclays PLC
2.67%, 03/10/32(a)	200	198,064
4.34%, 05/16/24, (3 mo. LIBOR US + 1.356%)(a)	200	209,420
4.38%, 09/11/24	75	80,299
4.38%, 01/12/26	250	273,685
4.95%, 01/10/47	200	261,002
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	50	49,724
0.50%, 12/14/23	50	49,444
0.95%, 06/23/23	60	60,163
1.25%, 06/22/26	10	9,729
2.25%, 01/28/25	50	51,377

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.10%, 04/02/24	$10	$10,459
3.50%, 09/13/23	60	63,009
CIT Bank N.A., 2.97%, 09/27/25, (SOFR + 1.715%)(a)	75	76,496
Citigroup Inc.
0.78%, 10/30/24, (SOFR + 0.686%)(a)	10	9,941
0.98%, 05/01/25, (SOFR + 0.669%)(a)	10	9,930
1.12%, 01/28/27, (SOFR + 0.765%)(a)	10	9,716
1.46%, 06/09/27, (SOFR + 0.770%)(a)	10	9,809
1.68%, 05/15/24, (SOFR + 1.667%)(a)	210	212,211
2.56%, 05/01/32, (SOFR + 1.167%)(a)	220	221,643
2.57%, 06/03/31, (SOFR + 2.107%)(a)	10	10,063
2.67%, 01/29/31, (SOFR + 1.146%)(a)	210	213,742
2.98%, 11/05/30, (SOFR + 1.422%)(a)	10	10,423
3.11%, 04/08/26, (SOFR + 2.842%)(a)	10	10,506
3.20%, 10/21/26	20	21,195
3.30%, 04/27/25	10	10,628
3.35%, 04/24/25, (3 mo. LIBOR US + 0.897%)(a)	10	10,469
3.40%, 05/01/26	10	10,735
3.52%, 10/27/28, (3 mo. LIBOR US + 1.151%)(a)	60	64,214
3.67%, 07/24/28, (3 mo. LIBOR US + 1.390%)(a)	10	10,781
3.70%, 01/12/26	10	10,820
3.88%, 03/26/25	10	10,703
3.89%, 01/10/28, (3 mo. LIBOR US + 1.563%)(a)	10	10,830
3.98%, 03/20/30, (3 mo. LIBOR US + 1.338%)(a)	10	11,064
4.00%, 08/05/24	10	10,693
4.04%, 06/01/24, (3 mo. LIBOR US + 1.023%)(a)	60	62,767
4.08%, 04/23/29, (3 mo. LIBOR US + 1.192%)(a)	10	11,050
4.13%, 07/25/28	20	21,979
4.28%, 04/24/48, (3 mo. LIBOR US + 1.839%)(a)	115	143,388
4.30%, 11/20/26	10	11,038
4.40%, 06/10/25	10	10,875
4.41%, 03/31/31, (SOFR + 3.914%)(a)	219	249,741
4.45%, 09/29/27	10	11,142
4.60%, 03/09/26	10	11,062
4.65%, 07/23/48	174	229,677
4.75%, 05/18/46	115	145,282
5.50%, 09/13/25	10	11,314
Citizens Financial Group Inc.
2.50%, 02/06/30	25	25,402
2.64%, 09/30/32	55	54,951
3.25%, 04/30/30	10	10,654
Comerica Bank, 4.00%, 07/27/25	50	54,290
Comerica Inc.
3.70%, 07/31/23	225	234,925
4.00%, 02/01/29	25	28,316
Cooperatieve Rabobank U.A., 5.25%, 05/24/41	50	69,641
Credit Suisse AG/New York NY, 1.00%, 05/05/23	250	250,907
Credit Suisse Group AG, 4.55%, 04/17/26	250	276,412
Deutsche Bank AG/London, 3.70%, 05/30/24	35	36,861
Deutsche Bank AG/New York NY
2.22%, 09/18/24, (SOFR + 2.159%)(a)	390	395,581
3.55%, 09/18/31, (SOFR + 3.043%)(a)	150	158,334
3.95%, 02/27/23	100	103,490
Fifth Third Bancorp.
1.63%, 05/05/23	50	50,583
2.38%, 01/28/25	60	61,778
2.55%, 05/05/27	10	10,344
3.65%, 01/25/24	175	184,054
3.95%, 03/14/28	50	55,757
4.30%, 01/16/24	160	170,016
Security	Par (000)	Value

Banks (continued)
First Citizens BancShares Inc./NC, 3.38%, 03/15/30, (SOFR + 2.465%)(a)	$40	$40,584
First Horizon Bank, 5.75%, 05/01/30	25	30,164
First Horizon Corp., 4.00%, 05/26/25	150	160,732
Goldman Sachs Capital I, 6.35%, 02/15/34	200	278,168
Goldman Sachs Group Inc. (The)
0.48%, 01/27/23	150	149,616
0.67%, 03/08/24, (SOFR + 0.572%)(a)	10	9,966
0.86%, 02/12/26, (SOFR + 0.609%)(a)	10	9,789
1.09%, 12/09/26, (SOFR + 0.789%)(a)	10	9,731
1.43%, 03/09/27, (SOFR + 0.798%)(a)	10	9,808
1.54%, 09/10/27, (SOFR + 0.818%)(a)	10	9,793
1.99%, 01/27/32, (SOFR + 1.090%)(a)	210	200,542
2.38%, 07/21/32, (SOFR + 1.248%)(a)	10	9,832
2.60%, 02/07/30	10	10,135
2.62%, 04/22/32, (SOFR + 1.281%)(a)	10	10,020
2.91%, 07/21/42, (SOFR + 1.472%)(a)	60	59,854
3.21%, 04/22/42, (SOFR + 1.513%)(a)	10	10,391
3.27%, 09/29/25, (3 mo. LIBOR US + 1.201%)(a)	10	10,492
3.50%, 01/23/25	10	10,577
3.50%, 04/01/25	10	10,614
3.50%, 11/16/26	10	10,651
3.63%, 02/20/24	10	10,525
3.69%, 06/05/28, (3 mo. LIBOR US + 1.510%)(a)	10	10,770
3.75%, 05/22/25	10	10,695
3.75%, 02/25/26	60	64,566
3.80%, 03/15/30	210	230,217
3.81%, 04/23/29, (3 mo. LIBOR US + 1.158%)(a)	10	10,887
3.85%, 01/26/27	60	64,384
4.00%, 03/03/24	110	116,825
4.02%, 10/31/38, (3 mo. LIBOR US + 1.373%)(a)	60	68,414
4.22%, 05/01/29, (3 mo. LIBOR US + 1.301%)(a)	35	38,888
4.25%, 10/21/25	170	185,021
4.41%, 04/23/39, (3 mo. LIBOR US + 1.430%)(a)	10	11,924
4.75%, 10/21/45	225	293,458
4.80%, 07/08/44	10	12,813
5.15%, 05/22/45	105	137,269
6.13%, 02/15/33	50	66,108
6.25%, 02/01/41	10	14,535
6.75%, 10/01/37	10	14,145
HSBC Holdings PLC
2.80%, 05/24/32, (SOFR + 1.187%)(a)	300	300,105
3.97%, 05/22/30, (3 mo. LIBOR US + 1.610%)(a)	200	218,262
4.25%, 03/14/24	200	211,748
5.25%, 03/14/44	200	259,860
Huntington Bancshares Inc./OH
2.49%, 08/15/36(a)(b)	25	24,285
2.55%, 02/04/30	20	20,355
2.63%, 08/06/24	35	36,199
4.00%, 05/15/25	110	118,879
ING Groep NV, 4.10%, 10/02/23	200	211,414
JPMorgan Chase & Co.
0.56%, 02/16/25, (SOFR + 0.420%)(a)	10	9,887
0.65%, 09/16/24, (SOFR + 0.600%)(a)	10	9,951
0.70%, 03/16/24, (SOFR + 0.580%)(a)	10	9,989
0.82%, 06/01/25, (SOFR + 0.540%)(a)	10	9,882
0.97%, 06/23/25, (SOFR + 0.580%)(a)	10	9,907
1.04%, 02/04/27, (SOFR + 0.695%)(a)	10	9,697
1.05%, 11/19/26, (SOFR + 0.800%)(a)	10	9,734
1.51%, 06/01/24, (SOFR + 1.455%)(a)	10	10,084

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.58%, 04/22/27, (SOFR + 0.885%)(a)	$10	$9,885
1.76%, 11/19/31, (SOFR + 1.105%)(a)	60	56,740
1.95%, 02/04/32, (SOFR + 1.065%)(a)	10	9,594
2.01%, 03/13/26, (SOFR + 1.585%)(a)	60	60,868
2.07%, 06/01/29, (SOFR + 1.015%)(a)	10	9,885
2.08%, 04/22/26, (SOFR + 1.850%)(a)	10	10,170
2.18%, 06/01/28, (SOFR + 1.890%)(a)	10	10,028
2.30%, 10/15/25, (SOFR + 1.160%)(a)	10	10,222
2.52%, 04/22/31, (SOFR + 2.040%)(a)	210	212,014
2.53%, 11/19/41, (SOFR + 1.510%)(a)	10	9,514
2.58%, 04/22/32, (SOFR + 1.250%)(a)	10	10,085
2.74%, 10/15/30, (SOFR + 1.510%)(a)	201	206,465
2.95%, 10/01/26	10	10,557
2.96%, 05/13/31, (SOFR + 2.515%)(a)	160	165,229
2.97%, 01/15/23	150	150,417
3.11%, 04/22/41, (SOFR + 2.460%)(a)	50	52,077
3.11%, 04/22/51, (SOFR + 2.440%)(a)	10	10,499
3.13%, 01/23/25	10	10,516
3.16%, 04/22/42, (SOFR + 1.460%)(a)	110	114,874
3.20%, 01/25/23	150	154,465
3.20%, 06/15/26	10	10,616
3.22%, 03/01/25, (3 mo. LIBOR US + 1.155%)(a)	110	114,777
3.30%, 04/01/26	10	10,659
3.33%, 04/22/52, (SOFR + 1.580%)(a)	150	163,371
3.51%, 01/23/29, (3 mo. LIBOR US + 0.945%)(a)	210	225,645
3.54%, 05/01/28, (3 mo. LIBOR US + 1.380%)(a)	10	10,731
3.63%, 05/13/24	10	10,604
3.63%, 12/01/27	10	10,722
3.70%, 05/06/30, (3 mo. LIBOR US + 1.160%)(a)	10	10,871
3.78%, 02/01/28, (3 mo. LIBOR US + 1.337%)(a)	10	10,836
3.80%, 07/23/24, (3 mo. LIBOR US + 0.890%)(a)	10	10,450
3.88%, 02/01/24	10	10,616
3.88%, 09/10/24	10	10,675
3.90%, 07/15/25	10	10,815
3.90%, 01/23/49, (3 mo. LIBOR US + 1.220%)(a)	100	117,551
3.96%, 01/29/27, (3 mo. LIBOR US + 1.245%)(a)	10	10,863
3.96%, 11/15/48, (3 mo. LIBOR US + 1.380%)(a)	125	148,615
4.01%, 04/23/29, (3 mo. LIBOR US + 1.120%)(a)	10	11,051
4.02%, 12/05/24, (3 mo. LIBOR US + 1.000%)(a)	10	10,572
4.13%, 12/15/26	10	11,061
4.20%, 07/23/29, (3 mo. LIBOR US + 1.260%)(a)	10	11,161
4.25%, 10/01/27	10	11,173
4.26%, 02/22/48, (3 mo. LIBOR US + 1.580%)(a)	100	123,747
4.45%, 12/05/29, (3 mo. LIBOR US + 1.330%)(a)	10	11,371
4.49%, 03/24/31, (SOFR + 3.790%)(a)	10	11,540
5.40%, 01/06/42	50	68,764
5.60%, 07/15/41	50	70,145
5.63%, 08/16/43	50	69,346
8.00%, 04/29/27	50	65,146
KeyCorp.
2.25%, 04/06/27	10	10,196
2.55%, 10/01/29	10	10,292
4.10%, 04/30/28	50	56,679
KfW
0.25%, 04/25/23	50	49,881
0.25%, 10/19/23	155	154,072
0.25%, 03/08/24	180	178,139
0.50%, 09/20/24	165	163,337
0.63%, 01/22/26	80	78,483
1.38%, 08/05/24	205	207,934
Security	Par (000)	Value

Banks (continued)
1.63%, 02/15/23	$300	$304,500
2.00%, 05/02/25	169	174,628
2.50%, 11/20/24	25	26,173
2.63%, 02/28/24	25	26,070
Korea Development Bank (The)
0.40%, 03/09/24	200	198,372
3.00%, 01/13/26	45	48,016
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	50	49,395
0.88%, 09/03/30	65	61,716
Series 37, 2.50%, 11/15/27	99	105,250
Lloyds Banking Group PLC
3.57%, 11/07/28, (3 mo. LIBOR US + 1.205%)(a)	200	214,030
4.05%, 08/16/23	250	262,950
4.38%, 03/22/28	200	225,562
M&T Bank Corp., 3.55%, 07/26/23	50	52,020
Mitsubishi UFJ Financial Group Inc.
0.95%, 07/19/25(a)	200	198,214
3.20%, 07/18/29	25	26,419
3.75%, 07/18/39	200	227,378
3.76%, 07/26/23	60	62,902
3.96%, 03/02/28	10	11,111
4.29%, 07/26/38	30	36,176
Mizuho Financial Group Inc.
1.23%, 05/22/27(a)	200	194,368
1.24%, 07/10/24, (SOFR + 1.252%)(a)	200	200,870
2.26%, 07/09/32(a)(c)	225	221,652
Morgan Stanley
0.53%, 01/25/24, (SOFR + 0.455%)(a)	10	9,961
0.73%, 04/05/24, (SOFR + 0.610%)(a)	10	9,976
0.79%, 01/22/25, (SOFR + 0.590%)(a)	10	9,901
0.79%, 05/30/25, (SOFR + 0.525%)(a)	10	9,851
0.99%, 12/10/26, (SOFR + 0.720%)(a)	10	9,675
1.51%, 07/20/27, (SOFR + 0.858%)(a)	10	9,818
1.59%, 05/04/27, (SOFR + 0.879%)(a)	10	9,883
1.79%, 02/13/32, (SOFR + 1.034%)(a)	10	9,472
1.93%, 04/28/32, (SOFR + 1.020%)(a)	10	9,565
2.19%, 04/28/26, (SOFR + 1.990%)(a)	10	10,207
2.24%, 07/21/32, (SOFR + 1.178%)(a)	10	9,800
2.70%, 01/22/31, (SOFR + 1.143%)(a)	515	529,338
2.72%, 07/22/25, (SOFR + 1.152%)(a)	10	10,325
2.80%, 01/25/52, (SOFR + 1.430%)(a)	10	9,978
3.13%, 07/27/26	55	58,181
3.22%, 04/22/42, (SOFR + 1.485%)(a)	10	10,531
3.59%, 07/22/28, (3 mo. LIBOR US + 1.340%)(a)	10	10,768
3.62%, 04/01/31, (SOFR + 3.120%)(a)	210	229,438
3.63%, 01/20/27	10	10,814
3.70%, 10/23/24	424	451,861
3.74%, 04/24/24, (3 mo. LIBOR US + 0.847%)(a)	10	10,377
3.77%, 01/24/29, (3 mo. LIBOR US + 1.140%)(a)	10	10,897
3.88%, 01/27/26	105	114,014
3.95%, 04/23/27	110	120,204
4.00%, 07/23/25	230	249,525
4.35%, 09/08/26	10	11,044
4.43%, 01/23/30, (3 mo. LIBOR US + 1.628%)(a)	10	11,412
5.00%, 11/24/25	240	268,404
5.60%, 03/24/51, (SOFR + 4.480%)(a)	150	228,495
6.25%, 08/09/26	50	59,904
6.38%, 07/24/42	25	38,017
Series F, 3.88%, 04/29/24	105	111,455

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Series I, 0.86%, 10/21/25, (SOFR + 0.745%)(a)	$10	$9,856
Natwest Group PLC
3.07%, 05/22/28(a)	200	208,234
4.27%, 03/22/25, (3 mo. LIBOR US + 1.762%)(a)	200	212,618
5.08%, 01/27/30, (3 mo. LIBOR US + 1.905%)(a)	200	232,952
6.00%, 12/19/23	35	38,227
Northern Trust Corp.
1.95%, 05/01/30	35	34,798
3.15%, 05/03/29	61	66,098
3.38%, 05/08/32, (3 mo. LIBOR US + 1.131%)(a)	50	53,002
3.65%, 08/03/28	50	56,068
3.95%, 10/30/25	50	55,112
Oesterreichische Kontrollbank AG, 1.50%, 02/12/25	25	25,400
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24	10	10,316
2.31%, 04/23/32, (SOFR + 0.979%)(a)	35	35,182
2.55%, 01/22/30	10	10,288
2.60%, 07/23/26	10	10,476
3.15%, 05/19/27	10	10,778
3.45%, 04/23/29	232	253,697
3.50%, 01/23/24	60	63,031
3.90%, 04/29/24	10	10,639
Regions Financial Corp.
1.80%, 08/12/28	50	48,884
2.25%, 05/18/25	264	271,065
Royal Bank of Canada
0.43%, 01/19/24	60	59,368
0.50%, 10/26/23	60	59,630
0.65%, 07/29/24	60	59,246
0.88%, 01/20/26	10	9,746
1.15%, 06/10/25	60	59,500
1.15%, 07/14/26	10	9,808
1.20%, 04/27/26	60	59,056
1.60%, 04/17/23	60	60,808
2.25%, 11/01/24	60	61,864
2.55%, 07/16/24	60	62,206
3.70%, 10/05/23	60	63,127
4.65%, 01/27/26	10	11,106
Santander Holdings USA Inc.
3.24%, 10/05/26	50	52,473
3.45%, 06/02/25	60	63,283
3.50%, 06/07/24	35	36,606
4.40%, 07/13/27	85	93,987
4.50%, 07/17/25	60	65,159
Santander UK Group Holdings PLC
1.53%, 08/21/26(a)	50	49,355
4.80%, 11/15/24, (3 mo. LIBOR US + 1.570%)(a)	200	213,832
Santander UK PLC, 4.00%, 03/13/24	35	37,241
Signature Bank/New York NY, 4.00%, 10/15/30(a)	50	52,893
State Street Corp.
2.20%, 03/03/31	35	34,743
2.35%, 11/01/25, (SOFR + 0.940%)(a)	10	10,331
2.40%, 01/24/30	10	10,302
2.65%, 05/19/26	110	116,233
2.90%, 03/30/26, (SOFR + 2.600%)(a)	50	52,717
3.30%, 12/16/24	10	10,654
3.55%, 08/18/25	10	10,838
3.70%, 11/20/23	35	37,018
Sumitomo Mitsui Financial Group Inc.
2.14%, 09/23/30	35	33,824
Security	Par (000)	Value

Banks (continued)
2.63%, 07/14/26	$10	$10,370
2.70%, 07/16/24	445	461,492
2.72%, 09/27/29	25	25,725
3.01%, 10/19/26	50	52,879
3.04%, 07/16/29	225	236,216
3.20%, 09/17/29	25	26,183
3.36%, 07/12/27	159	171,542
3.78%, 03/09/26	100	108,344
SVB Financial Group
2.10%, 05/15/28	60	60,059
3.13%, 06/05/30	25	26,276
3.50%, 01/29/25	141	149,653
Toronto-Dominion Bank (The)
0.45%, 09/11/23	60	59,690
0.55%, 03/04/24	60	59,440
0.75%, 06/12/23	175	175,185
0.75%, 09/11/25	10	9,764
0.75%, 01/06/26	10	9,724
1.15%, 06/12/25	60	59,650
1.20%, 06/03/26	10	9,857
2.65%, 06/12/24	210	218,266
3.25%, 03/11/24	60	63,013
3.50%, 07/19/23	60	62,792
Truist Bank
3.20%, 04/01/24	160	167,786
3.69%, 08/02/24, (3 mo. LIBOR US + 0.735%)(a)	65	68,102
Truist Financial Corp.
1.13%, 08/03/27	10	9,623
1.20%, 08/05/25	160	159,424
1.27%, 03/02/27, (SOFR + 0.609%)(a)	10	9,822
1.89%, 06/07/29, (SOFR + 0.862%)(a)	10	9,859
1.95%, 06/05/30	10	9,905
2.50%, 08/01/24	156	161,302
2.85%, 10/26/24	10	10,441
3.70%, 06/05/25	50	54,026
3.75%, 12/06/23	50	52,752
4.00%, 05/01/25	50	54,217
U.S. Bancorp.
1.38%, 07/22/30	10	9,455
1.45%, 05/12/25	60	60,425
2.40%, 07/30/24	60	62,140
3.00%, 07/30/29	10	10,582
3.10%, 04/27/26	141	149,790
3.38%, 02/05/24	60	63,081
3.60%, 09/11/24	10	10,674
3.70%, 01/30/24	50	52,875
Series V, 2.38%, 07/22/26	60	62,410
Series X, 3.15%, 04/27/27	10	10,708
Valley National Bancorp., 3.00%, 06/15/31, (SOFR + 2.360%)(a)	65	65,974
Wells Fargo & Co.
0.81%, 05/19/25, (SOFR + 0.510%)(a)	10	9,897
1.65%, 06/02/24, (SOFR + 1.600%)(a)	10	10,107
2.16%, 02/11/26, (3 mo. LIBOR US + 0.750%)(a)	10	10,198
2.19%, 04/30/26, (SOFR + 2.000%)(a)	60	61,292
2.39%, 06/02/28, (SOFR + 2.100%)(a)	60	60,839
2.41%, 10/30/25, (SOFR + 1.087%)(a)	10	10,266
2.57%, 02/11/31, (SOFR + 1.262%)(a)	35	35,513
2.88%, 10/30/30, (SOFR + 1.432%)(a)	110	114,243
3.00%, 02/19/25	60	62,581

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.00%, 04/22/26	$60	$63,006
3.00%, 10/23/26	175	184,158
3.07%, 04/30/41, (SOFR + 2.530%)(a)	210	215,962
3.20%, 06/17/27, (3 mo. LIBOR US + 1.170%)(a)	10	10,571
3.30%, 09/09/24	10	10,555
3.55%, 09/29/25	10	10,718
3.58%, 05/22/28, (3 mo. LIBOR US + 1.310%)(a)	60	64,537
3.75%, 01/24/24	60	63,266
3.90%, 05/01/45	85	99,305
4.10%, 06/03/26	10	10,885
4.13%, 08/15/23	60	63,172
4.15%, 01/24/29	148	165,554
4.30%, 07/22/27	10	11,096
4.48%, 04/04/31, (SOFR + 4.032%)(a)	60	69,331
4.75%, 12/07/46	10	12,585
5.01%, 04/04/51, (SOFR + 4.502%)(a)	190	263,095
5.38%, 11/02/43	100	132,990
5.95%, 12/01/86	200	269,840
Western Alliance Bancorp., 3.00%, 06/15/31, (SOFR + 2.250%)(a)	55	56,052
Westpac Banking Corp.
1.15%, 06/03/26	10	9,849
2.15%, 06/03/31	35	35,051
2.35%, 02/19/25	60	62,102
2.67%, 11/15/35(a)	10	9,797
2.70%, 08/19/26	50	52,663
2.85%, 05/13/26	10	10,585
2.89%, 02/04/30(a)	10	10,250
3.30%, 02/26/24	35	36,844
3.35%, 03/08/27	60	64,691
3.40%, 01/25/28	10	10,925
4.11%, 07/24/34(a)	5	5,418
4.42%, 07/24/39	85	100,884
		33,871,601
Beverages — 0.8%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev
Worldwide Inc.
3.65%, 02/01/26	250	269,470
4.70%, 02/01/36	10	12,030
4.90%, 02/01/46	205	260,332
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	10	10,773
4.63%, 02/01/44	5	6,049
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	160	174,942
4.35%, 06/01/40	10	11,773
4.38%, 04/15/38	10	11,660
4.44%, 10/06/48	150	180,600
4.50%, 06/01/50	10	12,393
4.60%, 04/15/48	210	256,742
4.60%, 06/01/60	10	12,460
4.75%, 01/23/29	10	11,662
4.75%, 04/15/58	10	12,691
4.90%, 01/23/31	120	144,452
5.45%, 01/23/39	10	13,093
5.55%, 01/23/49	115	159,557
5.80%, 01/23/59	111	162,684
Coca-Cola Co. (The)
1.00%, 03/15/28	10	9,549
1.38%, 03/15/31	10	9,399
Security	Par (000)	Value

Beverages (continued)
1.45%, 06/01/27	$10	$9,902
1.50%, 03/05/28	10	9,847
1.65%, 06/01/30	75	72,572
1.75%, 09/06/24	10	10,207
2.13%, 09/06/29	75	76,257
2.25%, 01/05/32	10	10,111
2.90%, 05/25/27	454	484,586
3.00%, 03/05/51	125	133,094
Constellation Brands Inc.
2.25%, 08/01/31	10	9,761
2.88%, 05/01/30	10	10,238
3.15%, 08/01/29	10	10,571
3.60%, 02/15/28	200	217,212
4.10%, 02/15/48	25	28,651
Diageo Capital PLC
2.63%, 04/29/23	34	34,734
3.88%, 04/29/43	55	65,152
Keurig Dr Pepper Inc.
0.75%, 03/15/24	210	207,992
2.25%, 03/15/31	10	9,914
3.20%, 05/01/30	10	10,624
3.35%, 03/15/51	15	15,816
3.80%, 05/01/50	50	56,270
4.60%, 05/25/28	10	11,423
Molson Coors Beverage Co.
3.00%, 07/15/26	10	10,491
4.20%, 07/15/46	55	60,971
5.00%, 05/01/42	10	12,131
PepsiCo Inc.
0.40%, 10/07/23	10	9,954
1.40%, 02/25/31	200	190,940
1.63%, 05/01/30	10	9,722
2.25%, 03/19/25	10	10,332
2.38%, 10/06/26	10	10,465
2.63%, 07/29/29	10	10,527
2.75%, 03/19/30	75	79,287
2.85%, 02/24/26	10	10,591
2.88%, 10/15/49	25	26,401
3.00%, 10/15/27	10	10,735
3.38%, 07/29/49	28	32,057
3.60%, 03/01/24	10	10,541
3.63%, 03/19/50	5	5,990
		3,738,380
Biotechnology — 0.4%
Amgen Inc.
1.90%, 02/21/25	10	10,166
2.00%, 01/15/32	100	96,095
2.20%, 02/21/27	10	10,124
2.25%, 08/19/23	60	61,342
2.30%, 02/25/31	10	9,929
2.45%, 02/21/30	10	10,102
2.60%, 08/19/26	10	10,383
2.77%, 09/01/53	75	70,798
3.13%, 05/01/25	10	10,531
3.15%, 02/21/40	10	10,237
3.20%, 11/02/27	210	223,471
3.38%, 02/21/50	185	193,482
3.63%, 05/22/24	10	10,556
4.40%, 05/01/45	110	132,082
4.56%, 06/15/48	25	31,214

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
4.66%, 06/15/51	$10	$12,841
Biogen Inc.
2.25%, 05/01/30	60	58,945
3.15%, 05/01/50	110	107,957
4.05%, 09/15/25	10	10,878
Gilead Sciences Inc.
0.75%, 09/29/23	7	6,981
1.20%, 10/01/27	10	9,596
1.65%, 10/01/30	10	9,544
2.80%, 10/01/50	10	9,724
2.95%, 03/01/27	10	10,536
3.50%, 02/01/25	10	10,598
3.65%, 03/01/26	10	10,775
3.70%, 04/01/24	10	10,533
4.15%, 03/01/47	150	177,732
4.50%, 02/01/45	25	30,793
4.75%, 03/01/46	25	31,706
5.65%, 12/01/41	115	158,101
Illumina Inc., 2.55%, 03/23/31	60	60,218
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30	10	9,389
2.80%, 09/15/50	10	9,436
Royalty Pharma PLC
2.15%, 09/02/31	10	9,507
2.20%, 09/02/30	65	62,901
3.30%, 09/02/40	50	50,094
3.35%, 09/02/51	10	9,741
		1,769,038
Building Materials — 0.4%
Carrier Global Corp.
2.24%, 02/15/25	10	10,231
2.49%, 02/15/27	10	10,230
2.70%, 02/15/31	15	15,226
2.72%, 02/15/30	175	178,594
3.38%, 04/05/40	50	52,269
3.58%, 04/05/50	50	53,417
Eagle Materials Inc., 2.50%, 07/01/31	60	59,348
Fortune Brands Home & Security Inc., 3.25%, 09/15/29	121	129,627
Johnson Controls International PLC
4.50%, 02/15/47	35	43,839
4.63%, 07/02/44	50	61,942
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30	10	9,645
Lafarge SA, 7.13%, 07/15/36	50	73,496
Lennox International Inc., 1.35%, 08/01/25	100	99,395
Martin Marietta Materials Inc.
2.40%, 07/15/31	10	9,960
3.20%, 07/15/51	10	10,274
3.45%, 06/01/27	50	53,742
3.50%, 12/15/27	50	53,854
4.25%, 07/02/24	344	368,995
Masco Corp., 2.00%, 02/15/31	50	47,989
Owens Corning
3.88%, 06/01/30	50	54,705
4.20%, 12/01/24	90	96,685
4.30%, 07/15/47	15	17,624
Vulcan Materials Co.
3.50%, 06/01/30	20	21,742
3.90%, 04/01/27	65	71,670
Security	Par (000)	Value

Building Materials (continued)
4.50%, 06/15/47	$15	$18,850
		1,623,349
Chemicals — 0.4%
Air Products and Chemicals Inc.
1.85%, 05/15/27	10	10,161
2.70%, 05/15/40	75	76,362
CF Industries Inc.
4.95%, 06/01/43	35	42,183
5.15%, 03/15/34	40	48,084
5.38%, 03/15/44	10	12,652
Dow Chemical Co. (The)
2.10%, 11/15/30	75	73,826
3.60%, 11/15/50	10	10,969
4.38%, 11/15/42	100	119,895
5.55%, 11/30/48	50	71,141
DuPont de Nemours Inc.
4.73%, 11/15/28	10	11,660
5.32%, 11/15/38	130	168,267
5.42%, 11/15/48	10	14,069
Eastman Chemical Co., 4.65%, 10/15/44	20	24,149
Ecolab Inc.
2.13%, 08/15/50	50	45,317
2.70%, 11/01/26	10	10,496
EI du Pont de Nemours and Co., 2.30%, 07/15/30	125	126,884
FMC Corp., 3.45%, 10/01/29	15	16,175
Huntsman International LLC
2.95%, 06/15/31	60	61,261
4.50%, 05/01/29	75	83,496
Linde Inc./CT
1.10%, 08/10/30	80	74,686
3.20%, 01/30/26	50	53,615
LYB International Finance III LLC, 3.63%, 04/01/51	110	118,046
LyondellBasell Industries NV, 4.63%, 02/26/55	50	62,206
Nutrien Ltd., 3.95%, 05/13/50	50	58,859
PPG Industries Inc.
1.20%, 03/15/26	10	9,794
2.80%, 08/15/29	50	52,457
Rohm & Haas Co., 7.85%, 07/15/29	25	34,216
RPM International Inc., 3.75%, 03/15/27	120	130,381
Sherwin-Williams Co. (The)
2.30%, 05/15/30	10	10,030
3.45%, 06/01/27	60	64,667
3.80%, 08/15/49	50	57,535
Westlake Chemical Corp., 3.60%, 08/15/26	132	142,106
		1,895,645
Commercial Services — 0.4%
Automatic Data Processing Inc.
1.25%, 09/01/30	10	9,453
1.70%, 05/15/28	10	9,970
3.38%, 09/15/25	39	41,826
Block Financial LLC
2.50%, 07/15/28	25	24,992
3.88%, 08/15/30	10	10,651
5.25%, 10/01/25	42	46,916
California Endowment (The), Series 2021, 2.50%, 04/01/51	5	5,044
Cintas Corp. No. 2, 3.70%, 04/01/27	10	10,928
Emory University, Series 2020, 2.97%, 09/01/50	10	10,722
Equifax Inc.
2.60%, 12/01/24	50	51,871

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
2.60%, 12/15/25	$25	$25,916
3.10%, 05/15/30	10	10,539
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50	5	4,887
Series 2020, 2.82%, 06/01/70	25	26,152
George Washington University (The), 4.87%, 09/15/45	51	69,872
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	25	25,754
Series B, 4.32%, 04/01/49	25	31,753
Global Payments Inc.
1.20%, 03/01/26	60	58,189
2.65%, 02/15/25	75	77,208
2.90%, 05/15/30	60	60,850
3.20%, 08/15/29	25	25,910
4.15%, 08/15/49	10	11,308
4.80%, 04/01/26	10	11,103
GXO Logistics Inc., 2.65%, 07/15/31(b)	25	24,704
Johns Hopkins University, Series A, 2.81%, 01/01/60	35	36,004
Leland Stanford Junior University (The)
1.29%, 06/01/27	30	29,842
3.65%, 05/01/48	5	6,232
Massachusetts Institute of Technology
5.60%, 07/01/2111	25	46,763
Series G, 2.29%, 07/01/51	5	4,905
Moody’s Corp.
2.00%, 08/19/31	200	195,538
3.25%, 05/20/50	30	32,145
Northeastern University, Series 2020, 2.89%, 10/01/50	35	35,873
Northwestern University
Series 2017, 3.66%, 12/01/57	40	49,635
Series 2020, 2.64%, 12/01/50	5	5,179
PayPal Holdings Inc.
1.35%, 06/01/23	60	60,610
1.65%, 06/01/25	110	111,115
2.30%, 06/01/30	10	10,137
2.40%, 10/01/24	10	10,340
2.65%, 10/01/26	10	10,499
2.85%, 10/01/29	10	10,536
3.25%, 06/01/50	10	10,824
President and Fellows of Harvard College, 3.15%, 07/15/46	54	61,746
Quanta Services Inc.
0.95%, 10/01/24	15	14,817
3.05%, 10/01/41	15	14,900
S&P Global Inc., 2.50%, 12/01/29	15	15,524
Trustees of Boston College, 3.13%, 07/01/52	5	5,506
Trustees of Boston University, Series CC, 4.06%, 10/01/48	5	6,257
Trustees of Princeton University (The)
5.70%, 03/01/39	50	73,141
Series 2020, 2.52%, 07/01/50	5	5,089
Trustees of the University of Pennsylvania (The)
4.67%, 09/01/2112	5	7,810
Series 2020, 2.40%, 10/01/50	5	4,983
United Rentals North America Inc., 3.88%, 11/15/27	10	10,377
University of Chicago (The)
3.00%, 10/01/52	5	5,365
4.00%, 10/01/53	30	38,018
Series 20B, 2.76%, 04/01/45	5	5,129
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	30	35,753
Series 2017, 3.39%, 02/15/48	35	41,875
Security	Par (000)	Value

Commercial Services (continued)
University of Southern California
5.25%, 10/01/2111	$5	$8,552
Series A, 3.23%, 10/01/2120	25	27,121
Verisk Analytics Inc., 4.13%, 03/15/29	75	84,158
		1,818,816
Computers — 1.0%
Amdocs Ltd., 2.54%, 06/15/30	25	24,954
Apple Inc.
0.55%, 08/20/25	10	9,768
0.70%, 02/08/26	10	9,763
1.13%, 05/11/25	10	9,979
1.20%, 02/08/28	10	9,695
1.25%, 08/20/30	10	9,415
1.40%, 08/05/28	10	9,772
1.65%, 05/11/30	10	9,747
1.65%, 02/08/31	143	138,783
1.70%, 08/05/31	10	9,725
1.80%, 09/11/24	10	10,222
2.05%, 09/11/26	10	10,269
2.20%, 09/11/29	10	10,230
2.38%, 02/08/41	10	9,740
2.40%, 08/20/50	10	9,478
2.45%, 08/04/26	210	218,826
2.50%, 02/09/25	10	10,420
2.55%, 08/20/60	10	9,466
2.65%, 05/11/50	110	109,350
2.65%, 02/08/51	140	139,037
2.70%, 08/05/51	10	10,025
2.75%, 01/13/25	10	10,471
2.80%, 02/08/61	50	49,964
2.85%, 05/11/24	10	10,434
2.85%, 08/05/61	10	10,088
2.90%, 09/12/27	10	10,631
2.95%, 09/11/49	10	10,441
3.00%, 02/09/24	10	10,423
3.00%, 06/20/27	10	10,692
3.00%, 11/13/27	10	10,687
3.20%, 05/13/25	10	10,646
3.20%, 05/11/27	60	64,614
3.25%, 02/23/26	210	224,727
3.35%, 02/09/27	10	10,836
3.45%, 05/06/24	10	10,580
3.45%, 02/09/45	15	16,847
3.75%, 11/13/47	200	236,770
3.85%, 05/04/43	50	59,270
3.85%, 08/04/46	79	94,408
4.38%, 05/13/45	50	64,001
4.45%, 05/06/44	5	6,436
4.65%, 02/23/46	50	66,282
CGI Inc., 1.45%, 09/14/26(b)	15	14,686
Dell International LLC/EMC Corp.
4.00%, 07/15/24	150	159,784
4.90%, 10/01/26	10	11,298
5.45%, 06/15/23	21	22,278
5.85%, 07/15/25	194	221,950
6.02%, 06/15/26	170	198,427
8.10%, 07/15/36	10	15,284
8.35%, 07/15/46	75	125,789
DXC Technology Co., 2.38%, 09/15/28	15	14,671

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	$10	$10,015
4.45%, 10/02/23	35	37,014
4.90%, 10/15/25(a)	10	11,125
6.20%, 10/15/35(a)	35	46,132
6.35%, 10/15/45(a)	25	33,906
HP Inc.
1.45%, 06/17/26(b)	10	9,850
2.20%, 06/17/25	25	25,596
3.00%, 06/17/27	85	89,576
6.00%, 09/15/41	75	99,678
International Business Machines Corp.
1.70%, 05/15/27	100	99,175
1.95%, 05/15/30	100	97,610
2.85%, 05/15/40	125	123,715
3.00%, 05/15/24	200	209,250
3.30%, 05/15/26	100	107,149
3.38%, 08/01/23	100	104,327
3.50%, 05/15/29	100	108,807
3.63%, 02/12/24	100	105,636
4.25%, 05/15/49	100	123,435
7.13%, 12/01/96	5	9,716
Kyndryl Holdings Inc., 2.70%, 10/15/28(b)	50	48,287
Leidos Inc.
2.30%, 02/15/31	15	14,547
2.95%, 05/15/23	65	66,794
3.63%, 05/15/25	50	53,333
NetApp Inc.
1.88%, 06/22/25	10	10,119
2.70%, 06/22/30	10	10,129
3.30%, 09/29/24	100	105,269
Teledyne FLIR LLC, 2.50%, 08/01/30	35	35,161
		4,367,430
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
3.25%, 03/15/24	15	15,851
3.70%, 08/01/47	25	31,163
Estee Lauder Companies Inc. (The), 3.13%, 12/01/49	50	54,868
Procter & Gamble Co. (The)
0.55%, 10/29/25	10	9,766
1.00%, 04/23/26	10	9,903
1.20%, 10/29/30	10	9,467
1.95%, 04/23/31	10	10,104
2.45%, 11/03/26	10	10,526
2.80%, 03/25/27	25	26,574
3.00%, 03/25/30	10	10,874
3.60%, 03/25/50	25	31,586
Unilever Capital Corp., 5.90%, 11/15/32	56	75,659
		296,341
Distribution & Wholesale — 0.0%
WW Grainger Inc., 4.60%, 06/15/45	30	39,316

Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.15%, 02/15/24	150	155,128
3.30%, 01/30/32	200	201,370
3.50%, 01/15/25	25	26,250
4.45%, 04/03/26	25	27,222
4.63%, 10/15/27	25	27,620
6.50%, 07/15/25	150	171,753
Security	Par (000)	Value

Diversified Financial Services (continued)
Air Lease Corp.
1.88%, 08/15/26	$10	$9,849
2.88%, 01/15/26	110	113,066
3.63%, 12/01/27	33	34,826
Aircastle Ltd., 4.13%, 05/01/24	35	36,757
Ally Financial Inc.
1.45%, 10/02/23	50	50,226
3.05%, 06/05/23	50	51,414
3.88%, 05/21/24	310	326,681
5.13%, 09/30/24	15	16,494
5.80%, 05/01/25	10	11,344
8.00%, 11/01/31	25	35,244
American Express Co.
2.50%, 07/30/24	60	62,014
3.00%, 10/30/24	60	63,010
3.13%, 05/20/26	10	10,616
3.40%, 02/22/24	60	62,975
3.63%, 12/05/24	50	53,425
3.70%, 08/03/23	60	62,723
4.20%, 11/06/25	260	287,266
American Express Credit Corp., 3.30%, 05/03/27	10	10,757
Ameriprise Financial Inc., 2.88%, 09/15/26	84	89,002
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	35	34,067
Blackstone Private Credit Fund, 2.63%, 12/15/26(b)	15	14,587
Brookfield Finance I UK PLC, 2.34%, 01/30/32	10	9,789
Brookfield Finance Inc.
2.72%, 04/15/31	100	101,528
3.50%, 03/30/51	25	26,780
4.35%, 04/15/30	75	84,801
4.85%, 03/29/29	10	11,605
Capital One Financial Corp.
2.36%, 07/29/32, (SOFR + 1.337%)(a)	10	9,546
2.60%, 05/11/23	60	61,447
3.20%, 02/05/25	10	10,535
3.30%, 10/30/24	10	10,526
3.65%, 05/11/27	60	64,808
3.75%, 04/24/24	10	10,577
3.75%, 07/28/26	10	10,738
3.75%, 03/09/27	10	10,839
3.80%, 01/31/28	10	10,955
3.90%, 01/29/24	60	63,344
4.20%, 10/29/25	110	119,596
Cboe Global Markets Inc., 3.65%, 01/12/27	150	163,671
Charles Schwab Corp. (The)
0.90%, 03/11/26	85	83,082
1.15%, 05/13/26	10	9,877
1.65%, 03/11/31	10	9,612
1.95%, 12/01/31	50	49,218
2.00%, 03/20/28	10	10,114
2.30%, 05/13/31	10	10,127
3.25%, 05/22/29	60	64,982
3.63%, 04/01/25	15	16,059
3.85%, 05/21/25	15	16,250
CI Financial Corp., 3.20%, 12/17/30	35	36,035
CME Group Inc.
3.00%, 03/15/25	10	10,536
3.75%, 06/15/28	65	72,620
4.15%, 06/15/48	5	6,567
5.30%, 09/15/43	30	42,142

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Discover Financial Services
3.75%, 03/04/25	$37	$39,425
3.95%, 11/06/24	133	141,955
4.10%, 02/09/27	10	10,915
Franklin Resources Inc.
1.60%, 10/30/30	10	9,495
2.95%, 08/12/51	65	64,771
Intercontinental Exchange Inc.
1.85%, 09/15/32	160	150,728
2.10%, 06/15/30	10	9,864
3.00%, 06/15/50	110	110,410
3.75%, 12/01/25	15	16,254
Invesco Finance PLC, 3.75%, 01/15/26	90	97,693
Jefferies Group LLC, 2.75%, 10/15/32	15	14,944
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	10	11,112
4.85%, 01/15/27	78	89,145
Lazard Group LLC, 3.63%, 03/01/27	25	26,977
Legg Mason Inc.
4.75%, 03/15/26	25	28,214
5.63%, 01/15/44	10	13,869
Mastercard Inc.
1.90%, 03/15/31	10	10,004
2.95%, 11/21/26	10	10,665
2.95%, 06/01/29	10	10,723
2.95%, 03/15/51	10	10,626
3.30%, 03/26/27	10	10,815
3.35%, 03/26/30	10	11,040
3.85%, 03/26/50	77	92,803
3.95%, 02/26/48	40	48,782
Nasdaq Inc.
1.65%, 01/15/31	120	112,199
3.85%, 06/30/26	50	54,670
Nomura Holdings Inc.
1.65%, 07/14/26	200	196,932
2.65%, 01/16/25	200	206,512
ORIX Corp., 3.25%, 12/04/24	50	52,809
Raymond James Financial Inc.
4.65%, 04/01/30	45	52,363
4.95%, 07/15/46	50	66,196
Stifel Financial Corp., 4.00%, 05/15/30	15	16,582
Synchrony Financial
3.70%, 08/04/26	50	53,294
4.25%, 08/15/24	35	37,265
4.38%, 03/19/24	35	37,190
4.50%, 07/23/25	50	54,288
Visa Inc.
0.75%, 08/15/27	10	9,579
1.10%, 02/15/31	10	9,322
1.90%, 04/15/27	10	10,159
2.00%, 08/15/50	10	8,863
2.05%, 04/15/30	60	60,538
3.15%, 12/14/25	10	10,692
4.15%, 12/14/35	185	220,805
4.30%, 12/14/45	75	95,118
Western Union Co. (The)
1.35%, 03/15/26	35	34,148
2.85%, 01/10/25	75	77,959
		5,782,704
Security	Par (000)	Value

Electric — 2.8%
AEP Texas Inc.
3.45%, 05/15/51	$50	$52,672
3.95%, 06/01/28	15	16,670
Series H, 3.45%, 01/15/50	104	109,917
Series I, 2.10%, 07/01/30	25	24,256
AEP Transmission Co. LLC, 3.15%, 09/15/49	35	36,560
AES Corp. (The), 1.38%, 01/15/26	220	213,778
Ameren Corp., 2.50%, 09/15/24	183	188,560
Ameren Illinois Co.
2.90%, 06/15/51	50	51,940
3.25%, 03/15/50	40	43,761
4.50%, 03/15/49	35	46,084
Appalachian Power Co., Series Y, 4.50%, 03/01/49	10	12,408
Arizona Public Service Co.
2.60%, 08/15/29	35	35,961
4.20%, 08/15/48	25	29,592
4.35%, 11/15/45	35	42,118
4.50%, 04/01/42	35	41,965
Avangrid Inc.
3.15%, 12/01/24	37	38,841
3.20%, 04/15/25	151	159,338
3.80%, 06/01/29	50	55,069
Avista Corp., 4.35%, 06/01/48	15	19,029
Baltimore Gas & Electric Co., 3.75%, 08/15/47	35	41,116
Baltimore Gas and Electric Co., 2.25%, 06/15/31	150	150,765
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	10	9,751
4.45%, 01/15/49	75	93,952
6.13%, 04/01/36	200	273,346
Black Hills Corp.
2.50%, 06/15/30	10	9,975
4.25%, 11/30/23	15	15,851
CenterPoint Energy Houston Electric LLC, Series AD, 2.90%, 07/01/50	41	42,522
CenterPoint Energy Inc.
2.95%, 03/01/30	41	42,665
3.70%, 09/01/49	35	39,251
4.25%, 11/01/28	25	28,109
CMS Energy Corp.
3.45%, 08/15/27	15	16,215
3.75%, 12/01/50(a)	15	14,748
Commonwealth Edison Co.
4.00%, 03/01/49	35	42,602
4.70%, 01/15/44	100	129,705
Series 123, 3.75%, 08/15/47	35	41,381
Connecticut Light & Power Co. (The), Series A, 4.15%, 06/01/45	50	62,484
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31	100	100,818
3.60%, 06/15/61	60	65,001
4.45%, 03/15/44	115	137,242
4.50%, 05/15/58	25	31,469
Series 05-A, 5.30%, 03/01/35	50	63,084
Series 2017, 3.88%, 06/15/47	50	56,257
Series C, 4.30%, 12/01/56	5	6,074
Consumers Energy Co.
3.10%, 08/15/50	45	48,032
3.50%, 08/01/51	50	57,205
3.75%, 02/15/50	35	41,635
4.05%, 05/15/48	5	6,183

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Dominion Energy Inc.
Series A, 1.45%, 04/15/26	$150	$148,294
Series E, 6.30%, 03/15/33	35	46,513
Dominion Energy South Carolina Inc., 6.05%, 01/15/38	100	142,343
DTE Electric Co.
2.95%, 03/01/50	65	67,673
3.70%, 06/01/46	40	46,230
3.75%, 08/15/47	35	40,798
DTE Energy Co.
Series C, 3.40%, 06/15/29	25	26,704
Series F, 1.05%, 06/01/25	60	59,121
Duke Energy Carolinas LLC, 2.45%, 02/01/30	50	51,002
Duke Energy Corp.
0.90%, 09/15/25	10	9,746
2.45%, 06/01/30	10	9,976
2.55%, 06/15/31	10	9,958
2.65%, 09/01/26	10	10,373
3.15%, 08/15/27	10	10,538
3.25%, 01/15/82(a)	15	14,504
3.30%, 06/15/41	75	76,471
3.40%, 06/15/29	10	10,699
3.50%, 06/15/51	10	10,449
3.75%, 04/15/24	10	10,537
3.75%, 09/01/46	75	80,962
3.95%, 10/15/23	200	209,748
3.95%, 08/15/47	200	223,930
Duke Energy Florida LLC
3.20%, 01/15/27	50	53,396
3.85%, 11/15/42	5	5,696
6.35%, 09/15/37	140	203,025
Duke Energy Progress LLC, 4.15%, 12/01/44	168	198,361
Edison International, 4.13%, 03/15/28	100	106,644
Emera U.S. Finance LP, 4.75%, 06/15/46	50	59,913
Enel Americas SA, 4.00%, 10/25/26	25	26,474
Enel Chile SA, 4.88%, 06/12/28	20	22,227
Entergy Arkansas LLC, 4.00%, 06/01/28	50	56,035
Entergy Corp.
0.90%, 09/15/25	10	9,735
1.90%, 06/15/28	100	97,879
2.95%, 09/01/26	100	104,623
Entergy Louisiana LLC
0.95%, 10/01/24	15	14,859
3.25%, 04/01/28	50	53,726
4.20%, 09/01/48	50	61,336
Entergy Texas Inc., 4.00%, 03/30/29	50	55,644
Evergy Kansas Central Inc.
3.25%, 09/01/49	60	64,304
4.25%, 12/01/45	35	42,998
Evergy Metro Inc.
4.20%, 06/15/47	15	18,315
Series 2020, 2.25%, 06/01/30	85	85,299
Eversource Energy
2.55%, 03/15/31	50	50,698
3.45%, 01/15/50	15	16,091
Series L, 2.90%, 10/01/24	110	114,466
Exelon Corp.
3.40%, 04/15/26	150	159,985
3.95%, 06/15/25	60	64,443
4.05%, 04/15/30	50	56,192
4.70%, 04/15/50	140	180,579
Security	Par (000)	Value

Electric (continued)
Exelon Generation Co. LLC
3.25%, 06/01/25	$10	$10,513
5.60%, 06/15/42	5	5,990
5.75%, 10/01/41	5	6,083
Florida Power & Light Co.
2.85%, 04/01/25	10	10,486
4.13%, 02/01/42	35	42,336
4.13%, 06/01/48	35	43,969
5.25%, 02/01/41	100	135,733
5.96%, 04/01/39	35	50,461
Fortis Inc./Canada, 3.06%, 10/04/26	10	10,453
Georgia Power Co.
4.30%, 03/15/42	5	5,735
4.30%, 03/15/43	5	5,762
Series A, 2.10%, 07/30/23	10	10,191
Series A, 3.25%, 03/15/51	100	101,376
Series B, 3.70%, 01/30/50	5	5,436
Iberdrola International BV
5.81%, 03/15/25	100	114,761
6.75%, 07/15/36	55	82,347
Indiana Michigan Power Co., 4.25%, 08/15/48	35	43,422
Interstate Power & Light Co., 2.30%, 06/01/30	20	20,125
ITC Holdings Corp.
3.35%, 11/15/27	95	101,797
3.65%, 06/15/24	50	52,594
Kentucky Utilities Co., 5.13%, 11/01/40	40	52,502
Louisville Gas & Electric Co., 4.25%, 04/01/49	10	12,507
Mississippi Power Co., Series B, 3.10%, 07/30/51	5	5,071
National Rural Utilities Cooperative Finance Corp.
3.05%, 04/25/27	50	53,332
3.70%, 03/15/29	65	72,410
4.30%, 03/15/49	15	19,148
4.75%, 04/30/43, (3 mo. LIBOR US + 2.910%)(a)	64	65,394
Nevada Power Co., Series CC, 3.70%, 05/01/29	50	55,485
NextEra Energy Capital Holdings Inc.
0.65%, 03/01/23	10	9,991
1.90%, 06/15/28	100	98,828
2.25%, 06/01/30	50	49,790
2.75%, 05/01/25	10	10,472
3.15%, 04/01/24	100	104,324
3.50%, 04/01/29	171	185,412
3.55%, 05/01/27	10	10,793
Northern States Power Co./MN
2.90%, 03/01/50	35	35,883
3.60%, 09/15/47	35	40,396
6.20%, 07/01/37	35	51,172
Oglethorpe Power Corp., 5.25%, 09/01/50	22	28,846
Ohio Power Co.
4.00%, 06/01/49	35	41,652
4.15%, 04/01/48	35	43,017
Oklahoma Gas & Electric Co.
3.25%, 04/01/30	50	53,914
4.15%, 04/01/47	35	42,410
Oklahoma Gas and Electric Co., 0.55%, 05/26/23	35	34,875
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30	15	15,757
3.80%, 09/30/47	35	41,844
4.10%, 11/15/48	15	18,679
4.55%, 12/01/41	29	36,547

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Pacific Gas and Electric Co.
2.50%, 02/01/31	$165	$157,847
3.30%, 08/01/40	50	47,320
3.50%, 08/01/50	65	61,947
3.95%, 12/01/47(a)	100	98,627
4.50%, 07/01/40	75	79,063
4.55%, 07/01/30	10	10,916
4.95%, 07/01/50	80	89,474
PacifiCorp.
2.90%, 06/15/52	10	9,977
4.15%, 02/15/50	75	89,920
6.00%, 01/15/39	100	139,194
PECO Energy Co., 3.05%, 03/15/51	5	5,332
Pinnacle West Capital Corp., 1.30%, 06/15/25	200	197,878
PPL Electric Utilities Corp., 4.15%, 06/15/48	100	125,691
Public Service Co. of Colorado
4.05%, 09/15/49	95	117,187
Series 17, 6.25%, 09/01/37	60	89,080
Public Service Electric & Gas Co.
1.90%, 08/15/31	65	64,093
3.60%, 12/01/47	5	5,806
3.85%, 05/01/49	10	12,132
4.05%, 05/01/48	50	61,126
Public Service Enterprise Group Inc.
0.80%, 08/15/25	110	107,000
2.88%, 06/15/24	250	260,032
Puget Energy Inc., 4.10%, 06/15/30	65	70,619
Puget Sound Energy Inc., 3.25%, 09/15/49	56	59,284
San Diego Gas & Electric Co., Series WWW, 2.95%, 08/15/51	100	101,913
Sempra Energy
3.55%, 06/15/24	60	63,824
4.00%, 02/01/48	60	69,217
Southern California Edison Co.
3.65%, 02/01/50	145	155,762
4.00%, 04/01/47	5	5,583
4.65%, 10/01/43	100	117,934
Southern Co. (The)
2.95%, 07/01/23	10	10,270
3.25%, 07/01/26	10	10,585
4.25%, 07/01/36	10	11,373
4.40%, 07/01/46	206	243,873
Series 21-A, 0.60%, 02/26/24	10	9,869
Series 21-A, 3.75%, 09/15/51(a)	10	9,901
Series A, 3.70%, 04/30/30	10	10,820
Southwestern Public Service Co., Series 6, 4.40%, 11/15/48	35	44,801
Tampa Electric Co.
4.30%, 06/15/48	30	37,509
4.35%, 05/15/44	35	42,598
4.45%, 06/15/49	25	32,325
Tucson Electric Power Co., 4.00%, 06/15/50	15	17,763
Union Electric Co.
2.95%, 06/15/27	60	63,523
3.25%, 10/01/49	30	32,652
3.65%, 04/15/45	35	40,250
Virginia Electric & Power Co.
2.45%, 12/15/50	50	46,808
4.00%, 01/15/43	100	116,729
4.60%, 12/01/48	50	65,495
Series A, 3.15%, 01/15/26	150	158,661
Security	Par (000)	Value

Electric (continued)
Series B, 2.95%, 11/15/26	$35	$36,967
Series D, 4.65%, 08/15/43	35	44,468
WEC Energy Group Inc., 0.80%, 03/15/24	35	34,706
Wisconsin Electric Power Co.
1.70%, 06/15/28	35	34,761
4.30%, 10/15/48	35	44,379
Wisconsin Power and Light Co.
3.00%, 07/01/29	50	53,697
3.05%, 10/15/27	100	105,641
Wisconsin Public Service Corp., 3.30%, 09/01/49	30	32,809
Xcel Energy Inc., 3.40%, 06/01/30	65	70,329
		12,272,830
Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30	10	9,773
Emerson Electric Co., 0.88%, 10/15/26	10	9,640
		19,413
Electronics — 0.3%
Agilent Technologies Inc.
2.30%, 03/12/31	60	59,431
3.88%, 07/15/23	25	26,033
Allegion PLC, 3.50%, 10/01/29	50	53,724
Amphenol Corp., 2.05%, 03/01/25	10	10,247
Arrow Electronics Inc., 3.25%, 09/08/24	10	10,431
Flex Ltd.
4.88%, 06/15/29	40	45,421
4.88%, 05/12/30	25	28,413
Fortive Corp., 3.15%, 06/15/26	90	95,989
Honeywell International Inc.
1.10%, 03/01/27	50	48,670
1.35%, 06/01/25	10	10,038
1.95%, 06/01/30	10	9,960
2.30%, 08/15/24	10	10,338
2.50%, 11/01/26	10	10,445
2.80%, 06/01/50	10	10,487
3.81%, 11/21/47	115	140,194
Hubbell Inc.
2.30%, 03/15/31	50	49,857
3.35%, 03/01/26	15	15,857
Jabil Inc., 3.00%, 01/15/31	10	10,276
Keysight Technologies Inc., 4.60%, 04/06/27	50	56,415
Legrand France SA, 8.50%, 02/15/25	180	218,698
TD SYNNEX Corp.
1.25%, 08/09/24(b)	10	9,873
1.75%, 08/09/26(b)	10	9,778
2.38%, 08/09/28(b)	25	24,570
2.65%, 08/09/31(b)	10	9,664
Trimble Inc.
4.75%, 12/01/24	40	43,619
4.90%, 06/15/28	25	28,663
Vontier Corp.
1.80%, 04/01/26(b)	105	103,664
2.40%, 04/01/28(b)	70	68,319
2.95%, 04/01/31(b)	45	44,685
		1,263,759
Environmental Control — 0.0%
Republic Services Inc.
1.45%, 02/15/31	10	9,292
1.75%, 02/15/32	10	9,461
2.50%, 08/15/24	10	10,317

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
3.05%, 03/01/50	$15	$15,543
Waste Connections Inc., 2.60%, 02/01/30	10	10,244
Waste Management Inc.
0.75%, 11/15/25	10	9,748
1.50%, 03/15/31	10	9,384
3.15%, 11/15/27	10	10,671
		84,660
Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	50	65,671
Campbell Soup Co.
2.38%, 04/24/30	10	9,958
3.13%, 04/24/50	25	24,955
3.95%, 03/15/25	10	10,746
4.15%, 03/15/28	10	11,127
Conagra Brands Inc.
1.38%, 11/01/27	10	9,583
4.30%, 05/01/24	10	10,691
4.60%, 11/01/25	10	11,084
4.85%, 11/01/28	10	11,607
5.40%, 11/01/48	60	81,601
Flowers Foods Inc., 2.40%, 03/15/31	10	9,904
General Mills Inc.
2.88%, 04/15/30	10	10,489
3.70%, 10/17/23	10	10,493
4.20%, 04/17/28	10	11,273
Hershey Co. (The)
3.13%, 11/15/49	25	27,351
3.38%, 05/15/23	15	15,569
Hormel Foods Corp.
0.65%, 06/03/24	300	297,429
1.70%, 06/03/28	10	9,928
3.05%, 06/03/51	10	10,735
J M Smucker Co. (The), 2.75%, 09/15/41	15	14,470
JM Smucker Co. (The)
2.13%, 03/15/32	50	48,406
2.38%, 03/15/30	10	10,065
3.50%, 03/15/25	27	28,774
4.25%, 03/15/35	50	58,680
Kellogg Co.
2.10%, 06/01/30	10	9,838
3.25%, 04/01/26	10	10,648
4.30%, 05/15/28	65	73,937
Kroger Co. (The)
1.70%, 01/15/31	10	9,497
2.20%, 05/01/30	10	9,975
2.65%, 10/15/26	60	62,353
3.70%, 08/01/27	10	10,911
3.95%, 01/15/50	10	11,587
5.15%, 08/01/43	47	61,722
McCormick & Co. Inc./MD
0.90%, 02/15/26	10	9,641
3.15%, 08/15/24	10	10,478
Mondelez International Inc.
1.50%, 05/04/25	10	10,028
2.63%, 09/04/50	10	9,452
2.75%, 04/13/30	10	10,389
Sysco Corp.
2.40%, 02/15/30	10	10,076
3.30%, 07/15/26	10	10,635
5.65%, 04/01/25	10	11,275
Security	Par (000)	Value

Food (continued)
5.95%, 04/01/30	$10	$12,562
6.60%, 04/01/40	50	72,736
6.60%, 04/01/50	60	94,600
Tyson Foods Inc.
3.95%, 08/15/24	110	116,992
4.00%, 03/01/26	10	10,845
4.55%, 06/02/47	50	62,774
5.10%, 09/28/48	10	13,495
		1,537,035
Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	51	56,093
Georgia-Pacific LLC
7.75%, 11/15/29	50	70,431
8.88%, 05/15/31	50	77,961
International Paper Co.
4.40%, 08/15/47	100	126,616
4.80%, 06/15/44	44	56,271
Suzano Austria GmbH
2.50%, 09/15/28	25	23,456
3.13%, 01/15/32	15	13,951
		424,779
Gas — 0.2%
Atmos Energy Corp.
3.00%, 06/15/27	10	10,629
3.38%, 09/15/49	35	38,127
4.13%, 03/15/49	59	71,884
4.15%, 01/15/43	35	41,312
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	15	14,344
3.55%, 04/01/23	25	25,848
4.10%, 09/01/47	15	17,746
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/24	25	25,834
NiSource Inc.
0.95%, 08/15/25	60	58,544
1.70%, 02/15/31	100	93,919
3.49%, 05/15/27	15	16,132
3.60%, 05/01/30	5	5,397
3.95%, 03/30/48	85	97,688
ONE Gas Inc.
0.85%, 03/11/23	10	9,997
4.66%, 02/01/44	25	31,143
Southern California Gas Co., Series WW, 3.95%, 02/15/50	5	6,030
Southern Co. Gas Capital Corp., 2.45%, 10/01/23	15	15,338
Southwest Gas Corp.
2.20%, 06/15/30	70	69,132
4.15%, 06/01/49	10	11,723
Spire Missouri Inc., 3.30%, 06/01/51	15	16,500
Washington Gas Light Co., Series K, 3.80%, 09/15/46	10	11,656
		688,923
Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28	15	16,881
Snap-on Inc., 3.10%, 05/01/50	15	16,227
Stanley Black & Decker Inc.
2.30%, 03/15/30	15	15,360
2.75%, 11/15/50	5	4,912
		53,380

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products — 0.4%
Abbott Laboratories
2.95%, 03/15/25	$10	$10,554
3.40%, 11/30/23	10	10,483
3.75%, 11/30/26	10	11,024
4.75%, 11/30/36	65	83,422
4.90%, 11/30/46	95	132,458
5.30%, 05/27/40	50	69,402
Baxter International Inc.
1.73%, 04/01/31	10	9,554
2.60%, 08/15/26	50	51,860
Boston Scientific Corp.
1.90%, 06/01/25	83	84,105
2.65%, 06/01/30	60	61,102
4.00%, 03/01/29	10	11,181
4.70%, 03/01/49	25	32,232
Danaher Corp.
2.60%, 10/01/50	10	9,773
4.38%, 09/15/45	15	19,075
DENTSPLY SIRONA Inc., 3.25%, 06/01/30	15	15,844
DH Europe Finance II Sarl
2.20%, 11/15/24	10	10,274
3.40%, 11/15/49	40	44,490
Koninklijke Philips NV, 5.00%, 03/15/42	29	37,389
Medtronic Inc.
3.50%, 03/15/25	10	10,709
4.00%, 04/01/43	50	59,504
4.38%, 03/15/35	85	104,566
4.63%, 03/15/45	50	66,581
PerkinElmer Inc., 3.30%, 09/15/29	10	10,617
Smith & Nephew PLC, 2.03%, 10/14/30	25	24,165
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51	150	166,441
Stryker Corp.
1.15%, 06/15/25	10	9,915
1.95%, 06/15/30	10	9,821
3.38%, 05/15/24	31	32,553
3.38%, 11/01/25	200	213,920
3.50%, 03/15/26	10	10,747
4.38%, 05/15/44	35	43,049
Thermo Fisher Scientific Inc.
2.60%, 10/01/29	52	53,995
2.95%, 09/19/26	10	10,569
3.65%, 12/15/25	57	61,541
4.10%, 08/15/47	25	31,503
4.13%, 03/25/25	10	10,873
4.50%, 03/25/30	10	11,934
Zimmer Biomet Holdings Inc.
3.05%, 01/15/26	110	115,628
3.55%, 04/01/25	135	143,753
3.55%, 03/20/30	10	10,921
		1,917,527
Health Care - Services — 1.2%
Adventist Health System/West
2.95%, 03/01/29	25	26,408
3.63%, 03/01/49	55	61,854
Advocate Health & Hospitals Corp.
4.27%, 08/15/48	30	38,718
Series 2020, 3.01%, 06/15/50	50	53,088
Aetna Inc.
2.80%, 06/15/23	210	215,527
4.75%, 03/15/44	50	62,240
Security	Par (000)	Value

Health Care - Services (continued)
6.63%, 06/15/36	$5	$7,163
Anthem Inc.
0.45%, 03/15/23	10	9,961
1.50%, 03/15/26	10	9,935
2.25%, 05/15/30	10	9,966
2.38%, 01/15/25	10	10,298
2.88%, 09/15/29	10	10,451
3.13%, 05/15/50	50	51,504
3.50%, 08/15/24	10	10,556
3.60%, 03/15/51	50	55,644
3.65%, 12/01/27	305	332,276
4.38%, 12/01/47	50	61,609
4.55%, 03/01/48	75	94,333
Ascension Health, Series B, 3.11%, 11/15/39	86	93,302
Banner Health, 2.91%, 01/01/51	50	52,318
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71	50	50,579
Bon Secours Mercy Health Inc.
3.46%, 06/01/30	50	54,065
Series 20-2, 2.10%, 06/01/31	15	14,822
Series 20-2, 3.21%, 06/01/50	55	59,352
Children’s Hospital Corp. (The), Series 2017, 4.12%, 01/01/47	5	6,367
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	5	6,327
City of Hope, Series 2018, 4.38%, 08/15/48	50	63,987
CommonSpirit Health, 3.35%, 10/01/29	267	284,822
Dignity Health, 5.27%, 11/01/64	25	35,772
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49	50	58,999
Hackensack Meridian Health Inc.
4.21%, 07/01/48	25	32,116
4.50%, 07/01/57	5	6,852
Series 2020, 2.88%, 09/01/50	5	5,167
Hartford HealthCare Corp., 3.45%, 07/01/54	5	5,331
HCA Inc.
2.38%, 07/15/31	10	9,760
3.50%, 07/15/51	10	10,219
4.13%, 06/15/29	10	11,010
4.50%, 02/15/27	10	11,012
4.75%, 05/01/23	210	220,893
5.00%, 03/15/24	10	10,787
5.25%, 04/15/25	10	11,118
5.25%, 06/15/26	10	11,247
5.25%, 06/15/49	70	90,230
5.50%, 06/15/47	10	13,151
Humana Inc.
0.65%, 08/03/23	10	9,955
1.35%, 02/03/27	10	9,691
2.15%, 02/03/32	10	9,658
3.13%, 08/15/29	15	15,768
3.95%, 08/15/49	50	58,437
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48	40	49,634
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50	25	29,212
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	50	60,899
Kaiser Foundation Hospitals
4.88%, 04/01/42	50	67,036
Series 2021, 2.81%, 06/01/41	57	58,174

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Series 2021, 3.00%, 06/01/51	$75	$78,706
Laboratory Corp. of America Holdings
1.55%, 06/01/26	10	9,895
2.30%, 12/01/24	10	10,280
2.70%, 06/01/31	10	10,173
3.25%, 09/01/24	187	196,430
3.60%, 02/01/25	10	10,604
3.60%, 09/01/27	10	10,798
4.70%, 02/01/45	75	92,490
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55	25	31,533
Series 2017, 3.77%, 07/01/48	50	59,797
Mayo Clinic
Series 2016, 4.13%, 11/15/52	50	64,676
Series 2021, 3.20%, 11/15/61	25	26,843
Memorial Health Services, 3.45%, 11/01/49	30	34,481
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 07/01/55	55	73,609
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	85	84,632
MidMichigan Health, Series 2020, 3.41%, 06/01/50	5	5,603
Montefiore Obligated Group, Series 18-C, 5.25%, 11/01/48	5	5,931
Mount Sinai Hospitals Group Inc.
Series 2019, 3.74%, 07/01/49	25	27,620
Series 2020, 3.39%, 07/01/50	5	5,327
MultiCare Health System, 2.80%, 08/15/50	50	50,379
Northwell Healthcare Inc., 3.81%, 11/01/49	5	5,763
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51	55	54,063
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50	50	48,931
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31	65	64,022
Orlando Health Obligated Group, 3.33%, 10/01/50	60	65,309
Piedmont Healthcare Inc.
2.04%, 01/01/32	15	14,645
Series 2042, 2.72%, 01/01/42	15	14,883
Providence St Joseph Health Obligated Group, Series I, 3.74%, 10/01/47	5	5,865
Quest Diagnostics Inc.
2.80%, 06/30/31	10	10,320
2.95%, 06/30/30	10	10,423
4.25%, 04/01/24	25	26,597
RWJ Barnabas Health Inc., 3.95%, 07/01/46	50	60,108
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50	5	4,972
Spectrum Health System Obligated Group, Series 19A, 3.49%, 07/15/49	50	57,042
Sutter Health, Series 2018, 4.09%, 08/15/48	5	6,137
Texas Health Resources, 2.33%, 11/15/50	55	51,476
Toledo Hospital (The), 5.75%, 11/15/38	50	59,040
Trinity Health Corp., 4.13%, 12/01/45	50	63,824
UnitedHealth Group Inc.
0.55%, 05/15/24	10	9,897
1.15%, 05/15/26	10	9,855
2.00%, 05/15/30	10	9,938
2.30%, 05/15/31	210	212,673
2.38%, 08/15/24	10	10,371
2.75%, 05/15/40	10	10,066
2.88%, 03/15/23	10	10,298
2.88%, 08/15/29	10	10,598
2.90%, 05/15/50	110	112,539
Security	Par (000)	Value

Health Care - Services (continued)
2.95%, 10/15/27	$10	$10,661
3.10%, 03/15/26	10	10,669
3.25%, 05/15/51	10	10,870
3.45%, 01/15/27	10	10,853
3.50%, 06/15/23	10	10,432
3.50%, 02/15/24	210	221,596
3.50%, 08/15/39	10	11,060
3.70%, 08/15/49	100	115,718
3.75%, 07/15/25	10	10,831
3.85%, 06/15/28	10	11,189
3.88%, 12/15/28	10	11,253
3.88%, 08/15/59	100	120,887
4.20%, 01/15/47	5	6,148
4.25%, 04/15/47	5	6,260
4.38%, 03/15/42	5	6,107
4.75%, 07/15/45	89	117,504
5.95%, 02/15/41	50	72,373
Universal Health Services Inc., 2.65%, 10/15/30(b)	40	39,524
		5,432,997
Holding Companies - Diversified — 0.2%
Ares Capital Corp.
2.88%, 06/15/28	110	109,537
3.25%, 07/15/25	10	10,289
4.20%, 06/10/24	45	47,329
Bain Capital Specialty Finance Inc., 2.95%, 03/10/26	55	55,056
Blackstone Secured Lending Fund
2.13%, 02/15/27(b)	25	24,272
2.75%, 09/16/26	30	30,136
2.85%, 09/30/28(b)	15	14,599
3.63%, 01/15/26	35	36,488
FS KKR Capital Corp.
2.63%, 01/15/27	20	19,699
3.40%, 01/15/26	35	35,717
Goldman Sachs BDC Inc., 3.75%, 02/10/25	65	68,197
Golub Capital BDC Inc.
2.05%, 02/15/27	25	24,196
2.50%, 08/24/26	25	24,692
Main Street Capital Corp., 3.00%, 07/14/26	30	30,183
Oaktree Specialty Lending Corp., 3.50%, 02/25/25	75	78,203
Owl Rock Capital Corp.
2.88%, 06/11/28	70	68,462
3.40%, 07/15/26	25	25,424
4.25%, 01/15/26	25	26,362
Owl Rock Technology Finance Corp., 2.50%, 01/15/27	15	14,766
Prospect Capital Corp.
3.36%, 11/15/26	15	14,957
3.44%, 10/15/28	15	14,389
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24	25	26,248
		799,201
Home Builders — 0.2%
DR Horton Inc.
1.40%, 10/15/27	60	57,952
2.50%, 10/15/24	155	160,461
2.60%, 10/15/25	50	51,873
Lennar Corp.
4.50%, 04/30/24	30	32,071
4.75%, 05/30/25	50	54,957
4.75%, 11/29/27	10	11,345
5.00%, 06/15/27	45	51,304

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
5.88%, 11/15/24	$50	$55,407
MDC Holdings Inc.
2.50%, 01/15/31	20	19,293
3.85%, 01/15/30	20	21,117
3.97%, 08/06/61	5	4,906
6.00%, 01/15/43	15	18,872
NVR Inc., 3.00%, 05/15/30	41	42,699
PulteGroup Inc.
5.00%, 01/15/27	60	68,426
5.50%, 03/01/26	10	11,406
6.38%, 05/15/33	25	32,753
		694,842
Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/27	55	58,991
Whirlpool Corp., 4.75%, 02/26/29	10	11,606
		70,597
Household Products & Wares — 0.0%
Church & Dwight Co. Inc., 3.95%, 08/01/47	63	76,180
Clorox Co. (The)
1.80%, 05/15/30	10	9,729
3.50%, 12/15/24	10	10,646
Kimberly-Clark Corp.
1.05%, 09/15/27	10	9,621
2.88%, 02/07/50	50	52,296
3.10%, 03/26/30	10	10,845
		169,317
Insurance — 1.1%
Aflac Inc.
3.60%, 04/01/30	75	83,157
3.63%, 11/15/24	25	26,809
4.00%, 10/15/46	15	18,000
Allstate Corp. (The)
0.75%, 12/15/25	100	97,755
1.45%, 12/15/30	10	9,485
3.85%, 08/10/49	15	18,039
4.20%, 12/15/46	25	31,232
4.50%, 06/15/43	65	81,156
5.55%, 05/09/35	5	6,676
5.95%, 04/01/36	5	6,989
American Financial Group Inc./OH, 3.50%, 08/15/26	15	16,134
American International Group Inc.
2.50%, 06/30/25	10	10,348
3.88%, 01/15/35	195	219,755
3.90%, 04/01/26	10	10,903
4.13%, 02/15/24	10	10,656
4.25%, 03/15/29	15	17,115
4.38%, 06/30/50	50	62,994
4.50%, 07/16/44	25	30,755
4.75%, 04/01/48	50	65,731
Series A-9, 5.75%, 04/01/48, (3 mo. LIBOR US + 2.868%)(a)	10	11,269
Aon Corp.
2.80%, 05/15/30	10	10,269
3.75%, 05/02/29	59	64,689
4.50%, 12/15/28	65	74,789
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	50	48,317
2.60%, 12/02/31	25	25,188
Security	Par (000)	Value

Insurance (continued)
Aon PLC
3.50%, 06/14/24	$200	$211,634
4.60%, 06/14/44	5	6,253
Arthur J Gallagher & Co., 3.50%, 05/20/51	10	10,788
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	80	85,276
Assurant Inc.
2.65%, 01/15/32	45	44,452
3.70%, 02/22/30	40	43,184
4.90%, 03/27/28	50	57,457
Athene Holding Ltd.
3.50%, 01/15/31	10	10,594
3.95%, 05/25/51	25	28,188
4.13%, 01/12/28	69	75,955
6.15%, 04/03/30	25	30,988
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	25	23,918
1.85%, 03/12/30	15	14,904
2.50%, 01/15/51	100	93,785
2.85%, 10/15/50	10	10,005
4.20%, 08/15/48	140	173,012
4.25%, 01/15/49	15	18,694
4.30%, 05/15/43	5	6,117
5.75%, 01/15/40	5	7,188
Berkshire Hathaway Inc.
2.75%, 03/15/23	10	10,241
3.13%, 03/15/26	10	10,700
Brighthouse Financial Inc.
4.70%, 06/22/47	8	8,910
5.63%, 05/15/30	35	42,140
Brown & Brown Inc.
2.38%, 03/15/31	15	14,795
4.20%, 09/15/24	20	21,444
Chubb INA Holdings Inc., 3.35%, 05/03/26	47	50,683
CNA Financial Corp.
3.90%, 05/01/29	25	27,810
4.50%, 03/01/26	45	49,993
CNO Financial Group Inc., 5.25%, 05/30/29	15	17,355
Equitable Holdings Inc.
4.35%, 04/20/28	10	11,262
5.00%, 04/20/48	50	64,222
Everest Reinsurance Holdings Inc., 3.13%, 10/15/52	15	14,787
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30	20	22,451
4.85%, 04/17/28	30	33,963
Fidelity National Financial Inc., 2.45%, 03/15/31	10	9,914
First American Financial Corp., 2.40%, 08/15/31	10	9,747
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26	15	16,515
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51	15	14,961
3.60%, 08/19/49	100	111,262
Lincoln National Corp.
3.80%, 03/01/28	200	221,614
7.00%, 06/15/40	25	38,574
Loews Corp., 4.13%, 05/15/43	25	29,450
Manulife Financial Corp.
4.15%, 03/04/26	41	45,256
5.38%, 03/04/46	15	21,597
Markel Corp.
3.35%, 09/17/29	40	43,334
3.45%, 05/07/52	75	79,560

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	$10	$9,941
4.35%, 01/30/47	5	6,397
4.38%, 03/15/29	110	125,462
4.90%, 03/15/49	25	34,404
MetLife Inc.
3.60%, 04/10/24	10	10,595
4.05%, 03/01/45	100	120,355
4.55%, 03/23/30	10	11,807
4.88%, 11/13/43	105	138,330
5.88%, 02/06/41	5	7,185
Old Republic International Corp.
3.85%, 06/11/51	25	27,667
4.88%, 10/01/24	28	30,666
PartnerRe Finance B LLC, 3.70%, 07/02/29	25	27,561
Principal Financial Group Inc., 4.35%, 05/15/43	34	41,708
Progressive Corp. (The)
3.70%, 01/26/45	25	28,725
4.20%, 03/15/48	30	37,501
6.25%, 12/01/32	25	34,463
Prudential Financial Inc.
1.50%, 03/10/26	10	10,041
2.10%, 03/10/30	10	10,116
3.00%, 03/10/40	5	5,187
3.70%, 03/13/51	125	144,227
3.88%, 03/27/28	200	223,590
3.94%, 12/07/49	75	89,860
5.63%, 06/15/43, (3 mo. LIBOR US + 3.920%)(a)	10	10,410
Prudential PLC, 3.13%, 04/14/30	10	10,736
Reinsurance Group of America Inc.
3.15%, 06/15/30	25	26,488
3.95%, 09/15/26	50	54,815
Swiss Re America Holding Corp., 7.00%, 02/15/26	15	18,212
Travelers Companies Inc. (The)
2.55%, 04/27/50	30	29,351
4.10%, 03/04/49	5	6,263
4.30%, 08/25/45	25	31,514
4.60%, 08/01/43	80	103,459
6.25%, 06/15/37	25	36,250
6.75%, 06/20/36	5	7,490
Unum Group, 4.50%, 12/15/49	50	54,013
Voya Financial Inc.
4.80%, 06/15/46	25	32,412
5.65%, 05/15/53, (3 mo. LIBOR US + 3.580%)(a)	15	15,585
Willis North America Inc.
2.95%, 09/15/29	50	51,608
5.05%, 09/15/48	25	32,416
		4,749,952
Internet — 0.6%
Alibaba Group Holding Ltd.
3.15%, 02/09/51	50	47,787
3.25%, 02/09/61	50	47,987
3.40%, 12/06/27	200	213,150
4.00%, 12/06/37	50	54,530
4.50%, 11/28/34	50	57,575
Alphabet Inc.
0.45%, 08/15/25	10	9,767
0.80%, 08/15/27	10	9,601
1.10%, 08/15/30	10	9,385
1.90%, 08/15/40	10	9,166
Security	Par (000)	Value

Internet (continued)
2.00%, 08/15/26	$60	$61,787
2.05%, 08/15/50	10	9,068
2.25%, 08/15/60	60	54,690
Amazon.com Inc.
0.40%, 06/03/23	60	59,804
0.45%, 05/12/24	10	9,893
0.80%, 06/03/25	110	108,440
1.00%, 05/12/26	10	9,884
1.20%, 06/03/27	10	9,806
1.50%, 06/03/30	10	9,659
1.65%, 05/12/28	10	9,943
2.10%, 05/12/31	10	10,065
2.40%, 02/22/23	255	260,327
2.50%, 06/03/50	110	105,982
2.70%, 06/03/60	10	9,796
2.88%, 05/12/41	10	10,371
3.10%, 05/12/51	160	173,245
3.15%, 08/22/27	88	94,729
3.25%, 05/12/61	15	16,542
3.80%, 12/05/24	10	10,746
3.88%, 08/22/37	10	11,787
4.05%, 08/22/47	15	18,503
4.25%, 08/22/57	145	188,522
4.80%, 12/05/34	10	12,766
4.95%, 12/05/44	40	54,731
5.20%, 12/03/25	10	11,425
Baidu Inc., 1.63%, 02/23/27	200	195,478
Booking Holdings Inc.
3.60%, 06/01/26	10	10,806
3.65%, 03/15/25	10	10,679
4.63%, 04/13/30	60	70,243
E*TRADE Financial Corp., 4.50%, 06/20/28	50	56,720
eBay Inc.
1.40%, 05/10/26	10	9,854
1.90%, 03/11/25	60	60,820
2.60%, 05/10/31	10	10,139
2.70%, 03/11/30	10	10,254
3.45%, 08/01/24	10	10,529
3.60%, 06/05/27	10	10,835
3.65%, 05/10/51	10	11,015
4.00%, 07/15/42	45	51,327
Expedia Group Inc.
2.95%, 03/15/31	10	10,078
3.25%, 02/15/30	25	25,769
3.60%, 12/15/23	50	52,225
3.80%, 02/15/28	10	10,678
4.50%, 08/15/24	10	10,718
4.63%, 08/01/27	10	11,160
5.00%, 02/15/26	10	11,179
Tencent Music Entertainment Group, 2.00%, 09/03/30	10	9,412
VeriSign Inc.
2.70%, 06/15/31	10	10,103
4.75%, 07/15/27	25	26,056
5.25%, 04/01/25	10	11,076
		2,498,612
Iron & Steel — 0.2%
ArcelorMittal SA
4.25%, 07/16/29	50	54,565
4.55%, 03/11/26	50	54,614
6.75%, 03/01/41(a)	25	33,959

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
Nucor Corp.
2.70%, 06/01/30	$50	$51,590
2.98%, 12/15/55	38	38,232
4.40%, 05/01/48	50	63,652
Reliance Steel & Aluminum Co., 1.30%, 08/15/25	50	49,508
Steel Dynamics Inc.
3.25%, 01/15/31	75	79,031
3.25%, 10/15/50	15	15,188
5.00%, 12/15/26	50	51,309
Vale Overseas Ltd.
3.75%, 07/08/30	127	127,719
6.25%, 08/10/26	50	56,873
6.88%, 11/21/36	50	64,320
6.88%, 11/10/39	10	13,137
		753,697
Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45	15	16,448

Lodging — 0.1%
Choice Hotels International Inc., 3.70%, 01/15/31	10	10,526
Hyatt Hotels Corp.
3.38%, 07/15/23	65	66,810
5.38%, 04/23/25	50	55,396
Las Vegas Sands Corp.
2.90%, 06/25/25	10	10,096
3.20%, 08/08/24	10	10,195
3.50%, 08/18/26	25	25,477
3.90%, 08/08/29	25	25,347
Marriott International Inc./MD
Series FF, 4.63%, 06/15/30	68	76,627
Series GG, 3.50%, 10/15/32	10	10,504
Series HH, 2.85%, 04/15/31	10	9,985
Series R, 3.13%, 06/15/26	25	26,252
Series X, 4.00%, 04/15/28	10	10,878
		338,093
Machinery — 0.3%
Caterpillar Financial Services Corp.
0.45%, 09/14/23	60	59,797
0.45%, 05/17/24	10	9,872
0.80%, 11/13/25	10	9,780
0.90%, 03/02/26	10	9,800
1.10%, 09/14/27	20	19,329
1.45%, 05/15/25	10	10,049
2.15%, 11/08/24	10	10,301
2.85%, 05/17/24	10	10,446
3.75%, 11/24/23	50	52,954
Caterpillar Inc.
1.90%, 03/12/31	10	9,960
2.60%, 09/19/29	10	10,487
2.60%, 04/09/30	10	10,469
3.25%, 09/19/49	50	55,443
3.25%, 04/09/50	10	11,163
3.40%, 05/15/24	10	10,542
5.30%, 09/15/35	50	66,310
6.05%, 08/15/36	28	40,135
CNH Industrial Capital LLC, 1.45%, 07/15/26	10	9,822
CNH Industrial NV, 3.85%, 11/15/27	15	16,370
Crane Co., 4.20%, 03/15/48	25	28,202
Deere & Co.
2.75%, 04/15/25	10	10,479
Security	Par (000)	Value

Machinery (continued)
3.75%, 04/15/50	$90	$109,133
3.90%, 06/09/42	55	66,494
Flowserve Corp., 2.80%, 01/15/32	15	14,711
John Deere Capital Corp.
0.70%, 07/05/23	50	50,040
0.70%, 01/15/26	10	9,730
1.05%, 06/17/26(c)	10	9,819
1.50%, 03/06/28	10	9,847
1.75%, 03/09/27	100	100,293
3.45%, 03/13/25	87	93,268
3.45%, 03/07/29	50	55,464
Oshkosh Corp., 4.60%, 05/15/28	10	11,418
Otis Worldwide Corp.
2.06%, 04/05/25	10	10,187
2.57%, 02/15/30	60	61,077
Rockwell Automation Inc., 4.20%, 03/01/49	5	6,357
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25	15	15,730
3.45%, 11/15/26	30	31,935
4.40%, 03/15/24(a)	105	111,851
4.95%, 09/15/28(a)	104	118,586
Xylem Inc./NY
1.95%, 01/30/28	100	99,859
2.25%, 01/30/31	10	10,041
		1,467,550
Manufacturing — 0.4%
3M Co.
2.38%, 08/26/29	10	10,268
3.00%, 08/07/25	50	53,257
3.25%, 08/26/49(c)	65	71,581
3.63%, 10/15/47	5	5,823
3.88%, 06/15/44	50	59,465
4.00%, 09/14/48	50	61,430
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	365	441,347
General Electric Co.
3.10%, 01/09/23	200	205,260
3.45%, 05/15/24	50	52,694
3.45%, 05/01/27	10	10,898
3.63%, 05/01/30	10	11,277
4.25%, 05/01/40	50	61,905
4.35%, 05/01/50	50	66,321
5.88%, 01/14/38	50	70,054
6.88%, 01/10/39	50	77,813
Illinois Tool Works Inc.
2.65%, 11/15/26	70	73,515
3.90%, 09/01/42	50	59,120
Parker-Hannifin Corp.
3.25%, 03/01/27	58	62,235
3.30%, 11/21/24	61	64,233
4.00%, 06/14/49	50	59,364
4.20%, 11/21/34	55	63,508
Pentair Finance Sarl, 4.50%, 07/01/29	10	11,381
Textron Inc.
2.45%, 03/15/31	62	61,568
4.30%, 03/01/24	71	75,263
Trane Technologies Global Holding Co. Ltd., 5.75%, 06/15/43	15	21,686

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29	$124	$135,789
		1,947,055
Media — 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	15	14,583
2.30%, 02/01/32	10	9,449
2.80%, 04/01/31	10	9,902
3.50%, 06/01/41	80	78,096
3.70%, 04/01/51	190	185,115
3.75%, 02/15/28	15	16,154
3.85%, 04/01/61	10	9,563
3.90%, 06/01/52	60	60,450
4.20%, 03/15/28	25	27,387
4.40%, 12/01/61	70	73,109
4.80%, 03/01/50	15	16,904
4.91%, 07/23/25	75	82,763
5.05%, 03/30/29	10	11,540
5.13%, 07/01/49	72	84,588
5.38%, 04/01/38	55	66,050
5.38%, 05/01/47	55	66,204
5.75%, 04/01/48	10	12,654
6.38%, 10/23/35	15	19,446
6.48%, 10/23/45	80	109,017
Comcast Corp.
1.50%, 02/15/31	10	9,388
1.95%, 01/15/31	50	48,870
2.35%, 01/15/27	10	10,306
2.45%, 08/15/52	10	9,142
2.65%, 02/01/30	210	216,678
2.65%, 08/15/62	65	58,703
2.80%, 01/15/51	10	9,667
2.94%, 11/01/56(b)	200	194,224
2.99%, 11/01/63(b)	150	145,111
3.15%, 03/01/26	50	53,238
3.15%, 02/15/28	10	10,731
3.25%, 11/01/39	100	105,714
3.30%, 02/01/27	10	10,729
3.38%, 08/15/25	50	53,291
3.40%, 04/01/30	50	54,462
3.40%, 07/15/46	50	53,494
3.45%, 02/01/50	10	10,801
3.55%, 05/01/28	10	10,962
3.70%, 04/15/24	50	53,005
3.75%, 04/01/40	100	112,200
3.95%, 10/15/25	10	10,918
3.97%, 11/01/47	10	11,570
4.15%, 10/15/28	10	11,331
4.20%, 08/15/34	97	113,893
4.25%, 10/15/30	75	86,449
4.25%, 01/15/33	10	11,695
4.60%, 08/15/45	50	62,930
4.65%, 07/15/42	50	62,394
4.70%, 10/15/48	105	136,828
4.75%, 03/01/44	50	63,488
4.95%, 10/15/58	50	70,379
Discovery Communications LLC
3.63%, 05/15/30	10	10,710
3.95%, 06/15/25	134	143,939
Security	Par (000)	Value

Media (continued)
3.95%, 03/20/28	$10	$10,906
4.00%, 09/15/55	10	10,685
4.13%, 05/15/29	10	11,043
4.65%, 05/15/50	50	59,073
5.20%, 09/20/47	50	63,051
5.30%, 05/15/49	5	6,363
Fox Corp.
3.05%, 04/07/25	50	52,649
3.50%, 04/08/30	10	10,805
4.03%, 01/25/24	75	79,384
4.71%, 01/25/29	60	68,710
5.48%, 01/25/39	10	12,893
5.58%, 01/25/49	49	67,145
Grupo Televisa SAB, 6.63%, 01/15/40	86	118,375
Thomson Reuters Corp.
4.30%, 11/23/23	50	52,805
5.50%, 08/15/35	29	37,672
Time Warner Cable LLC
4.50%, 09/15/42	75	82,476
6.55%, 05/01/37	35	46,885
6.75%, 06/15/39	25	34,328
7.30%, 07/01/38	25	35,908
Time Warner Entertainment Co. LP
8.38%, 03/15/23	182	199,401
8.38%, 07/15/33	112	164,689
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	10	10,101
Series E, 4.13%, 12/01/41	72	85,916
ViacomCBS Inc.
2.90%, 01/15/27	105	109,936
4.20%, 05/19/32	25	28,315
4.38%, 03/15/43	10	11,329
4.75%, 05/15/25	50	55,088
4.90%, 08/15/44	15	18,233
4.95%, 01/15/31	10	11,864
4.95%, 05/19/50	65	82,129
5.50%, 05/15/33	15	18,885
5.85%, 09/01/43	100	136,120
Walt Disney Co. (The)
1.75%, 08/30/24	160	162,354
1.75%, 01/13/26	10	10,071
2.00%, 09/01/29	25	25,010
2.20%, 01/13/28	10	10,151
2.65%, 01/13/31	235	244,327
2.75%, 09/01/49	115	112,766
3.50%, 05/13/40	10	11,020
3.60%, 01/13/51	110	126,182
3.70%, 10/15/25	50	53,892
3.80%, 03/22/30	10	11,231
3.80%, 05/13/60	125	148,054
4.70%, 03/23/50	10	13,401
		5,701,835
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25	140	149,640

Mining — 0.2%
Barrick Gold Corp., 5.25%, 04/01/42	100	131,354
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	55	65,619
5.00%, 09/30/43	101	134,478

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Kinross Gold Corp., 4.50%, 07/15/27	$15	$16,803
Newmont Corp.
2.25%, 10/01/30	80	78,148
4.88%, 03/15/42	50	62,816
5.88%, 04/01/35	5	6,558
Rio Tinto Alcan Inc.
5.75%, 06/01/35	5	6,824
6.13%, 12/15/33	40	55,449
7.25%, 03/15/31	65	91,250
Rio Tinto Finance USA PLC, 4.13%, 08/21/42	50	60,241
Southern Copper Corp.
5.88%, 04/23/45	45	60,977
6.75%, 04/16/40	55	76,136
7.50%, 07/27/35	50	71,233
Teck Resources Ltd., 6.25%, 07/15/41	50	65,661
Yamana Gold Inc., 2.63%, 08/15/31(b)	65	62,974
		1,046,521
Multi-National — 0.0%
Asian Development Bank, 0.63%, 10/08/24	15	14,900

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	50	50,343
3.25%, 02/15/29	40	39,951
3.28%, 12/01/28	50	50,732
3.57%, 12/01/31	50	51,154
4.13%, 05/01/25	25	25,677
4.25%, 04/01/28	40	41,203
5.50%, 12/01/24	60	65,399
		324,459
Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29	25	28,386

Oil & Gas — 1.5%
BP Capital Markets America Inc.
2.77%, 11/10/50	125	117,612
2.94%, 06/04/51	50	48,491
3.00%, 02/24/50	10	9,831
3.02%, 01/16/27	10	10,512
3.06%, 06/17/41	100	100,843
3.12%, 05/04/26	10	10,579
3.19%, 04/06/25	10	10,537
3.38%, 02/08/61	50	51,678
3.41%, 02/11/26	10	10,688
3.79%, 02/06/24	110	116,357
3.80%, 09/21/25	10	10,826
3.94%, 09/21/28	10	11,126
4.23%, 11/06/28	10	11,321
BP Capital Markets PLC
3.28%, 09/19/27	10	10,688
3.51%, 03/17/25	10	10,648
3.54%, 11/04/24	110	117,000
3.81%, 02/10/24	10	10,560
3.99%, 09/26/23	10	10,554
Burlington Resources LLC, 5.95%, 10/15/36	50	68,286
Canadian Natural Resources Ltd.
2.05%, 07/15/25	10	10,113
3.80%, 04/15/24	25	26,274
3.90%, 02/01/25	50	53,424
4.95%, 06/01/47	50	61,895
Security	Par (000)	Value

Oil & Gas (continued)
5.85%, 02/01/35	$15	$18,853
Cenovus Energy Inc.
4.40%, 04/15/29	10	11,060
5.25%, 06/15/37	10	11,851
5.40%, 06/15/47	40	49,310
Cenovus Energy Inc/CA, 2.65%, 01/15/32	15	14,452
Chevron Corp.
1.14%, 05/11/23	35	35,267
1.55%, 05/11/25	10	10,090
2.00%, 05/11/27	10	10,114
2.24%, 05/11/30	10	10,131
2.57%, 05/16/23	25	25,593
2.90%, 03/03/24	35	36,433
2.95%, 05/16/26	10	10,611
3.08%, 05/11/50	50	53,254
3.19%, 06/24/23	10	10,329
3.33%, 11/17/25	10	10,712
Chevron USA Inc.
0.43%, 08/11/23	35	34,866
0.69%, 08/12/25	10	9,795
1.02%, 08/12/27	60	57,567
2.34%, 08/12/50	50	46,462
3.25%, 10/15/29	25	27,155
3.85%, 01/15/28	65	72,258
Conoco Funding Co., 7.25%, 10/15/31	15	21,289
ConocoPhillips
4.30%, 08/15/28(b)	25	28,286
4.85%, 08/15/48(b)	49	64,693
5.90%, 10/15/32	50	65,955
5.90%, 05/15/38	47	64,575
6.50%, 02/01/39	10	14,628
ConocoPhillips Co.
4.95%, 03/15/26	10	11,295
6.95%, 04/15/29	10	13,148
Devon Energy Corp.
4.50%, 01/15/30(b)	75	80,578
4.75%, 05/15/42	66	75,539
5.25%, 10/15/27(b)	25	26,435
5.88%, 06/15/28(b)	25	27,230
Diamondback Energy Inc.
2.88%, 12/01/24	110	114,117
3.13%, 03/24/31	25	25,505
3.25%, 12/01/26	130	136,482
3.50%, 12/01/29	75	78,775
EOG Resources Inc.
2.63%, 03/15/23	10	10,187
4.38%, 04/15/30	60	69,043
4.95%, 04/15/50	10	13,483
Equinor ASA
1.75%, 01/22/26	100	100,889
2.38%, 05/22/30	100	101,919
2.88%, 04/06/25	100	104,891
3.00%, 04/06/27	50	52,887
3.13%, 04/06/30	100	107,581
3.25%, 11/18/49	25	26,780
3.70%, 04/06/50	100	116,425
Exxon Mobil Corp.
1.57%, 04/15/23	10	10,121
2.02%, 08/16/24	10	10,259
2.28%, 08/16/26	10	10,348

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
2.44%, 08/16/29	$10	$10,256
2.61%, 10/15/30	10	10,349
2.71%, 03/06/25	10	10,424
2.73%, 03/01/23	10	10,230
2.99%, 03/19/25	10	10,531
3.04%, 03/01/26	10	10,608
3.10%, 08/16/49	160	165,224
3.18%, 03/15/24	10	10,456
3.45%, 04/15/51	10	10,965
3.48%, 03/19/30	175	191,782
4.11%, 03/01/46	10	11,865
4.33%, 03/19/50	61	76,091
Helmerich & Payne Inc., 2.90%, 09/29/31(b)	15	14,769
Hess Corp.
3.50%, 07/15/24	55	57,577
4.30%, 04/01/27	10	10,870
5.80%, 04/01/47	5	6,492
6.00%, 01/15/40	55	69,882
7.30%, 08/15/31	50	66,842
7.88%, 10/01/29	15	20,353
HollyFrontier Corp.
4.50%, 10/01/30	10	10,747
5.88%, 04/01/26	10	11,259
Marathon Oil Corp.
4.40%, 07/15/27	60	65,520
5.20%, 06/01/45	35	41,754
6.60%, 10/01/37	10	13,249
Marathon Petroleum Corp.
4.50%, 05/01/23	215	225,400
4.70%, 05/01/25	110	120,217
4.75%, 09/15/44	50	58,406
6.50%, 03/01/41	50	69,065
Phillips 66
0.90%, 02/15/24	25	24,762
1.30%, 02/15/26	10	9,805
2.15%, 12/15/30	81	77,769
3.70%, 04/06/23	25	25,896
5.88%, 05/01/42	25	33,898
Pioneer Natural Resources Co.
0.75%, 01/15/24	90	88,844
4.45%, 01/15/26	100	109,945
Shell International Finance BV
2.00%, 11/07/24	10	10,248
2.38%, 04/06/25	10	10,366
2.38%, 11/07/29	10	10,216
2.50%, 09/12/26	10	10,447
2.75%, 04/06/30	10	10,470
2.88%, 05/10/26	10	10,602
3.13%, 11/07/49	175	182,443
3.25%, 05/11/25	10	10,662
3.25%, 04/06/50	10	10,726
3.40%, 08/12/23	10	10,473
3.50%, 11/13/23	10	10,510
3.75%, 09/12/46	50	56,837
3.88%, 11/13/28	213	238,449
4.00%, 05/10/46	10	11,773
4.13%, 05/11/35	200	234,770
4.38%, 05/11/45	10	12,328
4.55%, 08/12/43	50	62,645
6.38%, 12/15/38	10	14,674
Security	Par (000)	Value

Oil & Gas (continued)
Suncor Energy Inc.
2.80%, 05/15/23	$75	$76,898
4.00%, 11/15/47	50	55,986
6.50%, 06/15/38	100	137,747
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	25	25,780
TotalEnergies Capital International SA
2.43%, 01/10/25	10	10,341
2.83%, 01/10/30	10	10,538
3.13%, 05/29/50	80	82,805
3.46%, 02/19/29	10	10,910
3.70%, 01/15/24	35	36,965
3.75%, 04/10/24	10	10,625
TotalEnergies Capital SA, 3.88%, 10/11/28	40	44,723
Valero Energy Corp.
1.20%, 03/15/24	85	84,940
2.15%, 09/15/27	35	34,902
2.85%, 04/15/25	10	10,408
3.40%, 09/15/26	145	153,755
4.00%, 04/01/29	10	10,841
4.35%, 06/01/28	10	11,070
		6,539,324
Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29	50	52,911
3.34%, 12/15/27	10	10,680
4.08%, 12/15/47	10	11,231
Halliburton Co.
2.92%, 03/01/30	135	138,168
3.80%, 11/15/25	10	10,820
5.00%, 11/15/45	110	134,298
NOV Inc., 3.60%, 12/01/29	10	10,277
Schlumberger Investment SA
2.65%, 06/26/30	50	50,979
3.65%, 12/01/23	128	133,975
		553,339
Packaging & Containers — 0.2%
Amcor Flexibles North America Inc., 2.69%, 05/25/31	10	10,177
Berry Global Inc.
0.95%, 02/15/24	50	49,457
1.57%, 01/15/26	60	58,708
1.65%, 01/15/27	50	48,524
Packaging Corp. of America
3.40%, 12/15/27	171	185,458
3.65%, 09/15/24	50	53,071
WRKCo Inc.
4.20%, 06/01/32	60	68,425
4.65%, 03/15/26	60	67,339
4.90%, 03/15/29	100	116,596
		657,755
Pharmaceuticals — 2.3%
AbbVie Inc.
2.60%, 11/21/24	50	51,745
2.95%, 11/21/26	10	10,505
3.20%, 05/14/26	50	52,886
3.20%, 11/21/29	50	53,202
3.60%, 05/14/25	50	53,283
3.75%, 11/14/23	10	10,507
3.80%, 03/15/25	10	10,697
3.85%, 06/15/24	130	137,753

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.05%, 11/21/39	$160	$183,216
4.25%, 11/14/28	10	11,262
4.25%, 11/21/49	160	192,861
4.40%, 11/06/42	50	59,944
4.45%, 05/14/46	50	60,722
4.50%, 05/14/35	10	11,869
4.55%, 03/15/35	123	146,767
4.70%, 05/14/45	25	31,166
4.88%, 11/14/48	135	175,650
AmerisourceBergen Corp.
2.70%, 03/15/31	10	10,105
3.25%, 03/01/25	15	15,819
Astrazeneca Finance LLC
0.70%, 05/28/24	10	9,904
1.20%, 05/28/26	10	9,862
1.75%, 05/28/28	10	9,925
2.25%, 05/28/31	10	10,110
AstraZeneca PLC
0.70%, 04/08/26	10	9,654
1.38%, 08/06/30	75	70,651
3.00%, 05/28/51	10	10,623
3.38%, 11/16/25	10	10,730
3.50%, 08/17/23	323	337,419
4.38%, 11/16/45	75	96,565
4.38%, 08/17/48	25	32,533
6.45%, 09/15/37	35	51,915
Becton Dickinson and Co.
1.96%, 02/11/31	60	57,706
2.82%, 05/20/30	10	10,333
3.70%, 06/06/27	10	10,838
4.67%, 06/06/47	50	63,460
Bristol-Myers Squibb Co.
0.54%, 11/13/23	460	458,298
0.75%, 11/13/25	10	9,753
1.13%, 11/13/27	10	9,686
1.45%, 11/13/30	10	9,515
2.55%, 11/13/50	50	47,764
2.90%, 07/26/24	10	10,460
3.20%, 06/15/26	10	10,736
3.40%, 07/26/29	10	10,949
3.45%, 11/15/27	200	217,704
3.88%, 08/15/25	10	10,846
3.90%, 02/20/28	210	235,003
4.13%, 06/15/39	110	130,596
4.25%, 10/26/49	125	156,204
4.55%, 02/20/48	25	32,299
5.00%, 08/15/45	25	33,720
Cardinal Health Inc.
4.60%, 03/15/43	65	76,049
4.90%, 09/15/45	25	30,443
Cigna Corp.
1.25%, 03/15/26	10	9,837
2.38%, 03/15/31	205	205,258
2.40%, 03/15/30	75	75,074
3.40%, 03/01/27	10	10,714
3.40%, 03/15/50	110	115,112
3.40%, 03/15/51	10	10,593
3.75%, 07/15/23	39	40,699
4.13%, 11/15/25	10	10,916
4.38%, 10/15/28	280	317,688
Security	Par (000)	Value

Pharmaceuticals (continued)
4.50%, 02/25/26	$10	$11,072
4.80%, 08/15/38	10	12,272
4.80%, 07/15/46	15	19,002
4.90%, 12/15/48	10	12,955
CVS Health Corp.
1.30%, 08/21/27	50	48,105
1.75%, 08/21/30	10	9,522
1.88%, 02/28/31	10	9,570
2.63%, 08/15/24	10	10,344
2.70%, 08/21/40	10	9,572
2.88%, 06/01/26	50	52,397
3.00%, 08/15/26	50	52,729
3.25%, 08/15/29	10	10,643
3.38%, 08/12/24	10	10,522
3.63%, 04/01/27	10	10,813
3.75%, 04/01/30	75	82,396
3.88%, 07/20/25	50	53,904
4.10%, 03/25/25	50	54,066
4.13%, 04/01/40	250	286,727
4.25%, 04/01/50	10	12,169
4.30%, 03/25/28	200	225,084
4.78%, 03/25/38	10	12,218
5.05%, 03/25/48	183	242,052
5.13%, 07/20/45	75	98,483
6.25%, 06/01/27	50	60,804
Eli Lilly & Co.
2.25%, 05/15/50	10	9,318
3.38%, 03/15/29	10	10,989
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	10	10,783
3.88%, 05/15/28	10	11,232
5.38%, 04/15/34	50	66,523
6.38%, 05/15/38	100	148,589
GlaxoSmithKline Capital PLC
0.53%, 10/01/23	10	9,959
3.00%, 06/01/24	60	62,750
Johnson & Johnson
0.55%, 09/01/25	10	9,767
0.95%, 09/01/27	10	9,689
1.30%, 09/01/30	25	23,852
2.10%, 09/01/40	10	9,564
2.25%, 09/01/50	10	9,462
2.45%, 03/01/26	50	52,089
2.90%, 01/15/28	65	69,457
2.95%, 03/03/27	10	10,681
3.55%, 03/01/36	93	106,294
3.63%, 03/03/37	10	11,553
3.70%, 03/01/46	138	164,871
5.95%, 08/15/37	50	72,482
McKesson Corp.
1.30%, 08/15/26	200	195,680
3.80%, 03/15/24	73	76,989
Mead Johnson Nutrition Co., 4.60%, 06/01/44	15	19,653
Merck & Co. Inc.
0.75%, 02/24/26	25	24,366
1.45%, 06/24/30	75	71,911
2.35%, 06/24/40	35	33,493
2.45%, 06/24/50	60	57,422
2.75%, 02/10/25	10	10,450
3.40%, 03/07/29	85	93,061

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.70%, 02/10/45	$75	$87,106
4.00%, 03/07/49	55	67,935
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	50	63,234
Mylan Inc.
4.20%, 11/29/23	56	58,972
5.20%, 04/15/48	60	74,277
Novartis Capital Corp.
1.75%, 02/14/25	10	10,164
2.00%, 02/14/27	10	10,158
2.20%, 08/14/30	10	10,202
2.75%, 08/14/50	10	10,256
3.00%, 11/20/25	110	116,719
3.40%, 05/06/24	45	47,616
4.00%, 11/20/45	33	40,519
4.40%, 05/06/44	75	96,471
Pfizer Inc.
0.80%, 05/28/25	10	9,869
1.70%, 05/28/30	10	9,797
1.75%, 08/18/31	100	97,351
2.55%, 05/28/40	50	49,796
2.63%, 04/01/30	75	78,529
2.70%, 05/28/50	40	40,525
2.75%, 06/03/26	10	10,607
3.00%, 12/15/26	10	10,737
3.20%, 09/15/23	73	76,138
3.45%, 03/15/29	10	11,036
3.60%, 09/15/28	210	233,911
4.00%, 03/15/49	75	92,903
4.20%, 09/15/48	100	126,688
5.60%, 09/15/40	50	70,463
Pharmacia LLC, 6.60%, 12/01/28(a)	250	328,197
Sanofi, 3.38%, 06/19/23	25	26,028
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23	45	46,424
3.20%, 09/23/26	191	202,435
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40	200	202,522
4.40%, 11/26/23	200	212,840
Utah Acquisition Sub Inc., 3.95%, 06/15/26	50	53,818
Viatris Inc.
2.30%, 06/22/27	10	10,057
2.70%, 06/22/30	10	9,988
3.85%, 06/22/40	10	10,644
4.00%, 06/22/50	60	64,626
Zoetis Inc.
3.00%, 09/12/27	10	10,550
3.00%, 05/15/50	25	26,590
3.95%, 09/12/47	40	47,898
		10,103,049
Pipelines — 1.3%
Boardwalk Pipelines LP
3.40%, 02/15/31	15	15,510
4.95%, 12/15/24	131	142,409
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	25	26,745
5.13%, 06/30/27	25	28,332
5.88%, 03/31/25	60	66,812
7.00%, 06/30/24	305	338,913
Columbia Pipeline Group Inc., 5.80%, 06/01/45	10	13,612
Security	Par (000)	Value

Pipelines (continued)
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29(b)	$47	$49,313
4.80%, 11/01/43(b)	20	24,669
Enable Midstream Partners LP
4.95%, 05/15/28	50	55,817
5.00%, 05/15/44	10	10,791
Enbridge Energy Partners LP, 7.38%, 10/15/45	50	79,116
Enbridge Inc.
2.50%, 08/01/33	10	9,854
3.13%, 11/15/29	42	43,964
3.50%, 06/10/24	100	105,028
3.70%, 07/15/27	10	10,789
4.00%, 10/01/23	25	26,184
4.00%, 11/15/49	35	39,610
4.25%, 12/01/26	10	11,007
Energy Transfer LP
2.90%, 05/15/25	10	10,320
3.75%, 05/15/30	10	10,551
4.05%, 03/15/25	10	10,585
4.25%, 03/15/23	10	10,323
4.25%, 04/01/24	25	26,348
4.50%, 04/15/24	35	37,286
4.95%, 06/15/28	10	11,300
5.00%, 05/15/50	110	126,181
5.15%, 03/15/45	25	28,609
5.25%, 04/15/29	10	11,414
5.40%, 10/01/47	100	118,157
5.50%, 06/01/27	200	229,174
5.88%, 01/15/24	10	10,792
6.00%, 06/15/48	70	87,646
6.10%, 02/15/42	10	12,304
6.25%, 04/15/49	50	65,187
Enterprise Products Operating LLC
2.80%, 01/31/30	130	134,347
3.13%, 07/31/29	10	10,604
3.20%, 02/15/52	10	9,786
3.70%, 02/15/26	50	53,831
3.75%, 02/15/25	10	10,687
4.15%, 10/16/28	10	11,245
4.25%, 02/15/48	100	113,288
4.80%, 02/01/49	50	61,121
4.85%, 03/15/44	75	90,611
4.90%, 05/15/46	175	213,110
Kinder Morgan Energy Partners LP
3.45%, 02/15/23	10	10,241
4.15%, 02/01/24	10	10,565
4.25%, 09/01/24	10	10,711
5.40%, 09/01/44	86	105,757
5.50%, 03/01/44	100	123,452
Kinder Morgan Inc.
2.00%, 02/15/31	10	9,434
3.15%, 01/15/23	105	107,465
3.60%, 02/15/51	10	10,094
4.30%, 06/01/25	10	10,845
4.30%, 03/01/28	10	11,106
5.05%, 02/15/46	75	90,066
5.20%, 03/01/48	5	6,218
5.55%, 06/01/45	35	44,695

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Magellan Midstream Partners LP
3.25%, 06/01/30	$10	$10,533
4.20%, 10/03/47	34	37,591
MPLX LP
1.75%, 03/01/26	10	9,898
4.00%, 03/15/28	10	10,877
4.13%, 03/01/27	10	10,865
4.50%, 04/15/38	25	27,811
4.80%, 02/15/29	35	39,760
4.88%, 12/01/24	25	27,162
4.90%, 04/15/58	75	87,564
5.50%, 02/15/49	70	88,627
ONEOK Inc.
3.10%, 03/15/30	85	86,905
4.55%, 07/15/28	10	11,168
5.20%, 07/15/48	100	120,873
5.85%, 01/15/26	10	11,511
7.50%, 09/01/23	25	27,374
ONEOK Partners LP, 6.20%, 09/15/43	47	61,703
Plains All American Pipeline LP/PAA Finance Corp.
3.85%, 10/15/23	15	15,627
4.50%, 12/15/26	10	10,921
4.70%, 06/15/44	10	10,745
4.90%, 02/15/45	49	53,974
6.65%, 01/15/37	55	71,613
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	25	27,526
4.50%, 05/15/30	10	11,338
5.00%, 03/15/27	65	73,178
5.63%, 03/01/25	133	148,169
5.75%, 05/15/24	100	109,251
5.88%, 06/30/26	25	28,782
Spectra Energy Partners LP
4.75%, 03/15/24	10	10,714
5.95%, 09/25/43	50	69,226
TransCanada PipeLines Ltd.
4.10%, 04/15/30	10	11,120
4.25%, 05/15/28	50	55,839
5.00%, 10/16/43	105	129,575
6.10%, 06/01/40	50	68,836
6.20%, 10/15/37	25	34,070
7.63%, 01/15/39	50	77,701
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	200	210,548
4.00%, 03/15/28	50	55,238
Valero Energy Partners LP, 4.38%, 12/15/26	175	193,685
Williams Companies Inc. (The)
2.60%, 03/15/31	35	34,694
3.50%, 11/15/30	10	10,636
3.75%, 06/15/27	10	10,823
3.90%, 01/15/25	25	26,730
4.30%, 03/04/24	10	10,608
4.55%, 06/24/24	10	10,750
5.10%, 09/15/45	75	92,677
6.30%, 04/15/40	50	67,577
		5,576,324
Security	Par (000)	Value

Real Estate — 0.0%
CBRE Services Inc.
2.50%, 04/01/31	$50	$50,090
4.88%, 03/01/26	50	56,162
		106,252
Real Estate Investment Trusts — 1.3%
Agree LP, 2.00%, 06/15/28	25	24,680
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32	35	33,768
2.75%, 12/15/29	25	26,036
3.00%, 05/18/51	65	65,805
3.45%, 04/30/25	10	10,695
4.00%, 02/01/50	25	29,618
American Campus Communities Operating Partnership LP
3.88%, 01/30/31	25	27,700
4.13%, 07/01/24	75	80,278
American Homes 4 Rent LP
2.38%, 07/15/31	35	34,429
3.38%, 07/15/51	15	15,478
4.25%, 02/15/28	25	27,841
American Tower Corp.
1.30%, 09/15/25	10	9,863
1.50%, 01/31/28	10	9,540
1.60%, 04/15/26	10	9,884
1.88%, 10/15/30	10	9,437
2.10%, 06/15/30	10	9,625
2.70%, 04/15/31	10	10,028
2.75%, 01/15/27	10	10,328
2.90%, 01/15/30	10	10,223
2.95%, 01/15/51	10	9,438
3.00%, 06/15/23	50	51,543
3.10%, 06/15/50	80	77,695
3.38%, 10/15/26	10	10,616
3.55%, 07/15/27	10	10,711
3.80%, 08/15/29	10	10,851
3.95%, 03/15/29	50	54,716
4.00%, 06/01/25	10	10,746
4.40%, 02/15/26	10	10,962
5.00%, 02/15/24	50	54,029
AvalonBay Communities Inc.
2.30%, 03/01/30	35	35,528
2.45%, 01/15/31	10	10,244
3.90%, 10/15/46	25	30,107
4.20%, 12/15/23	15	15,920
4.35%, 04/15/48	25	32,587
Boston Properties LP
2.55%, 04/01/32	15	14,951
2.75%, 10/01/26	10	10,415
3.25%, 01/30/31	75	78,467
3.40%, 06/21/29	15	15,960
Brandywine Operating Partnership LP, 3.95%, 11/15/27	20	21,582
Brixmor Operating Partnership LP, 4.05%, 07/01/30	55	60,346
Camden Property Trust, 3.35%, 11/01/49	15	16,774
Columbia Property Trust Operating Partnership LP, 4.15%, 04/01/25	30	32,163
Corporate Office Properties LP
2.00%, 01/15/29	15	14,508
2.75%, 04/15/31	25	25,124
Crown Castle International Corp.
1.05%, 07/15/26	10	9,663
1.35%, 07/15/25	10	9,904

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.25%, 01/15/31	$260	$251,958
2.90%, 04/01/41	10	9,682
3.10%, 11/15/29	50	51,978
3.25%, 01/15/51	50	49,904
3.65%, 09/01/27	10	10,763
3.70%, 06/15/26	10	10,753
3.80%, 02/15/28	10	10,894
4.00%, 03/01/27	10	10,933
CubeSmart LP, 2.25%, 12/15/28	80	80,313
CyrusOne LP/CyrusOne Finance Corp.
2.15%, 11/01/30	50	49,225
2.90%, 11/15/24	55	57,022
3.45%, 11/15/29	55	58,696
Digital Realty Trust LP
3.60%, 07/01/29	64	69,811
3.70%, 08/15/27	35	38,210
4.45%, 07/15/28	10	11,370
Duke Realty LP
1.75%, 07/01/30	50	47,945
3.75%, 12/01/24	20	21,335
Equinix Inc.
1.00%, 09/15/25	85	82,598
1.45%, 05/15/26	10	9,764
1.55%, 03/15/28	10	9,651
1.80%, 07/15/27	60	58,915
2.15%, 07/15/30	10	9,682
2.50%, 05/15/31	35	34,664
2.63%, 11/18/24	60	61,878
2.90%, 11/18/26	10	10,383
2.95%, 09/15/51	25	23,868
3.00%, 07/15/50	15	14,362
3.20%, 11/18/29	10	10,461
ERP Operating LP
2.50%, 02/15/30	165	169,221
3.25%, 08/01/27	25	26,879
3.50%, 03/01/28	25	27,334
4.50%, 07/01/44	15	18,963
Essex Portfolio LP
2.65%, 09/01/50	15	13,838
4.50%, 03/15/48	25	31,097
Extra Space Storage LP, 2.55%, 06/01/31	25	24,863
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30	55	58,055
5.38%, 11/01/23	55	58,609
5.38%, 04/15/26	50	55,425
5.75%, 06/01/28	55	63,510
Healthcare Realty Trust Inc., 2.40%, 03/15/30	50	50,071
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30	34	35,290
Healthpeak Properties Inc.
1.35%, 02/01/27	10	9,765
2.88%, 01/15/31	105	109,075
3.25%, 07/15/26	55	58,788
3.50%, 07/15/29	25	27,222
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/23	20	20,986
Hudson Pacific Properties LP, 4.65%, 04/01/29	25	28,482
Kimco Realty Corp.
3.13%, 06/01/23	15	15,433
3.70%, 10/01/49	26	28,618
4.13%, 12/01/46	15	17,514
Kite Realty Group LP, 4.00%, 10/01/26	25	26,769
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Kite Realty Group Trust, 4.00%, 03/15/25	$25	$26,275
Lexington Realty Trust, 2.70%, 09/15/30	25	25,141
Life Storage LP
3.88%, 12/15/27	20	22,102
4.00%, 06/15/29	75	82,891
Mid-America Apartments LP
1.70%, 02/15/31	20	19,025
3.95%, 03/15/29	25	28,068
National Health Investors Inc., 3.00%, 02/01/31	65	62,801
National Retail Properties Inc.
3.50%, 10/15/27	40	42,974
3.60%, 12/15/26	82	88,075
4.30%, 10/15/28	15	17,013
Office Properties Income Trust
3.45%, 10/15/31	15	14,633
4.50%, 02/01/25	30	31,755
Omega Healthcare Investors Inc.
3.25%, 04/15/33	45	44,134
3.38%, 02/01/31	25	25,283
3.63%, 10/01/29	40	41,800
5.25%, 01/15/26	15	16,742
Prologis LP
1.25%, 10/15/30	10	9,300
2.13%, 04/15/27	160	163,491
2.13%, 10/15/50	15	13,187
2.25%, 04/15/30	10	10,096
3.25%, 10/01/26	50	53,730
3.88%, 09/15/28	50	56,596
Public Storage
0.88%, 02/15/26	10	9,764
1.85%, 05/01/28	10	9,977
2.30%, 05/01/31	10	10,110
3.09%, 09/15/27	25	26,824
3.39%, 05/01/29	35	38,267
Rayonier LP, 2.75%, 05/17/31	15	14,993
Realty Income Corp.
2.20%, 06/15/28	100	100,901
3.00%, 01/15/27	25	26,434
3.65%, 01/15/28	25	27,486
4.60%, 02/06/24	60	64,032
4.63%, 11/01/25	25	27,801
4.65%, 03/15/47	25	32,792
Regency Centers LP
3.60%, 02/01/27	15	16,207
4.65%, 03/15/49	30	38,128
Rexford Industrial Realty LP
2.13%, 12/01/30	40	38,208
2.15%, 09/01/31	15	14,337
Sabra Health Care LP
3.90%, 10/15/29	45	47,437
5.13%, 08/15/26	70	77,642
Simon Property Group LP
1.38%, 01/15/27	40	39,140
1.75%, 02/01/28	10	9,815
2.00%, 09/13/24	10	10,207
2.20%, 02/01/31	10	9,813
2.45%, 09/13/29	10	10,127
2.65%, 07/15/30	110	112,221
3.25%, 09/13/49	65	67,728
3.30%, 01/15/26	10	10,711

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.38%, 10/01/24	$10	$10,570
3.38%, 12/01/27	10	10,737
3.50%, 09/01/25	10	10,700
3.80%, 07/15/50	25	28,170
Spirit Realty LP
2.70%, 02/15/32	15	14,885
3.40%, 01/15/30	10	10,512
4.00%, 07/15/29	20	22,053
Sun Communities Operating LP, 2.70%, 07/15/31	10	10,029
Tanger Properties LP, 2.75%, 09/01/31	40	38,434
UDR Inc.
3.20%, 01/15/30	25	26,570
4.40%, 01/26/29	25	28,457
Ventas Realty LP
3.50%, 04/15/24	10	10,520
4.75%, 11/15/30	50	58,566
4.88%, 04/15/49	25	31,994
Vornado Realty LP, 2.15%, 06/01/26	10	10,054
Welltower Inc.
2.05%, 01/15/29	15	14,748
2.70%, 02/15/27	10	10,432
2.75%, 01/15/31	100	102,727
2.80%, 06/01/31	10	10,228
3.63%, 03/15/24	10	10,531
4.00%, 06/01/25	10	10,776
Weyerhaeuser Co., 4.00%, 11/15/29	50	56,005
WP Carey Inc., 2.25%, 04/01/33	50	47,825
		5,705,368
Retail — 0.9%
Advance Auto Parts Inc., 1.75%, 10/01/27	65	63,437
AutoNation Inc.
1.95%, 08/01/28	15	14,661
2.40%, 08/01/31	15	14,506
3.80%, 11/15/27	50	54,147
4.75%, 06/01/30	15	17,390
AutoZone Inc.
1.65%, 01/15/31	10	9,396
3.13%, 07/15/23	50	51,587
3.13%, 04/21/26	25	26,491
3.63%, 04/15/25	50	53,478
3.75%, 04/18/29	50	55,076
4.00%, 04/15/30	10	11,208
Best Buy Co. Inc.
1.95%, 10/01/30	45	43,214
4.45%, 10/01/28	50	56,865
Costco Wholesale Corp.
1.38%, 06/20/27	10	9,854
1.60%, 04/20/30	10	9,756
1.75%, 04/20/32	10	9,750
2.75%, 05/18/24	37	38,548
3.00%, 05/18/27	153	165,095
Darden Restaurants Inc., 3.85%, 05/01/27	100	108,262
Dollar General Corp.
3.25%, 04/15/23	25	25,670
3.50%, 04/03/30	10	10,855
3.88%, 04/15/27	50	55,071
Dollar Tree Inc.
0.00%, 12/01/51(d)	25	25,374
2.65%, 12/01/31	50	50,103
3.70%, 05/15/23	60	62,545
Security	Par (000)	Value

Retail (continued)
4.00%, 05/15/25	$78	$84,057
4.20%, 05/15/28	60	67,209
Genuine Parts Co., 1.88%, 11/01/30	45	42,057
Home Depot Inc. (The)
1.38%, 03/15/31	10	9,407
2.13%, 09/15/26	10	10,315
2.38%, 03/15/51	60	55,945
2.50%, 04/15/27	10	10,462
2.70%, 04/15/30	10	10,487
2.75%, 09/15/51	100	100,914
2.80%, 09/14/27	10	10,595
2.95%, 06/15/29	10	10,662
3.00%, 04/01/26	10	10,643
3.35%, 09/15/25	10	10,716
3.35%, 04/15/50	100	111,325
3.50%, 09/15/56	15	17,142
3.75%, 02/15/24	10	10,562
3.90%, 12/06/28	10	11,316
3.90%, 06/15/47	50	60,011
4.25%, 04/01/46	50	62,391
4.50%, 12/06/48	75	98,155
5.88%, 12/16/36	15	21,297
Lowe’s Companies Inc.
1.30%, 04/15/28	10	9,581
1.70%, 10/15/30	10	9,503
2.50%, 04/15/26	10	10,404
2.63%, 04/01/31	10	10,228
3.00%, 10/15/50	110	110,855
3.10%, 05/03/27	10	10,656
3.38%, 09/15/25	10	10,697
3.65%, 04/05/29	10	11,020
4.00%, 04/15/25	60	65,066
4.05%, 05/03/47	75	87,829
4.50%, 04/15/30	10	11,617
5.00%, 04/15/40	50	63,484
McDonald’s Corp.
1.45%, 09/01/25	10	10,044
2.63%, 09/01/29	10	10,314
3.30%, 07/01/25	10	10,653
3.35%, 04/01/23	60	61,951
3.50%, 07/01/27	10	10,808
3.60%, 07/01/30	10	11,062
3.63%, 09/01/49	165	184,298
3.70%, 01/30/26	10	10,807
4.60%, 05/26/45	106	132,432
O’Reilly Automotive Inc.
3.55%, 03/15/26	65	70,041
3.90%, 06/01/29	40	44,367
4.20%, 04/01/30	40	45,404
Ross Stores Inc.
0.88%, 04/15/26	125	121,447
1.88%, 04/15/31	10	9,612
Starbucks Corp.
2.00%, 03/12/27	60	60,481
2.25%, 03/12/30	10	10,006
2.55%, 11/15/30	10	10,195
3.50%, 03/01/28	50	54,330
3.50%, 11/15/50	100	108,612
3.80%, 08/15/25	290	313,296
3.85%, 10/01/23	60	62,857

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Target Corp.
2.25%, 04/15/25	$10	$10,313
2.35%, 02/15/30	10	10,282
2.50%, 04/15/26	10	10,493
3.38%, 04/15/29	10	10,970
3.50%, 07/01/24	10	10,630
4.00%, 07/01/42	100	123,779
TJX Companies Inc. (The), 2.25%, 09/15/26	35	36,161
Walgreens Boots Alliance Inc., 4.10%, 04/15/50	50	56,712
Walmart Inc.
2.38%, 09/24/29	17	17,768
2.55%, 04/11/23	60	61,310
3.30%, 04/22/24	10	10,507
4.05%, 06/29/48	55	70,917
		4,061,806
Savings & Loans — 0.0%
New York Community Bancorp Inc., 5.90%, 11/06/28, (3 mo. LIBOR US + 2.780%)(a)	55	59,248

Semiconductors — 0.9%
Analog Devices Inc.
2.10%, 10/01/31	15	15,015
2.80%, 10/01/41	15	15,275
2.95%, 04/01/25	76	80,123
3.50%, 12/05/26	35	38,095
Applied Materials Inc.
1.75%, 06/01/30	10	9,843
3.30%, 04/01/27	10	10,823
5.10%, 10/01/35	70	91,594
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28	10	10,687
3.63%, 01/15/24	60	62,896
3.88%, 01/15/27	10	10,757
Broadcom Inc.
1.95%, 02/15/28(b)	75	73,360
2.45%, 02/15/31(b)	210	202,902
2.60%, 02/15/33(b)	15	14,422
3.15%, 11/15/25	10	10,499
3.42%, 04/15/33(b)	10	10,317
3.46%, 09/15/26	25	26,545
3.47%, 04/15/34(b)	110	113,395
3.50%, 02/15/41(b)	110	109,893
3.75%, 02/15/51(b)	65	67,181
4.11%, 09/15/28	10	10,957
4.15%, 11/15/30	100	109,570
4.25%, 04/15/26	10	10,922
4.30%, 11/15/32	25	27,814
4.70%, 04/15/25	10	10,968
4.75%, 04/15/29	10	11,333
5.00%, 04/15/30	35	40,532
Intel Corp.
2.45%, 11/15/29	10	10,313
2.60%, 05/19/26	290	304,166
3.05%, 08/12/51	75	77,720
3.15%, 05/11/27	60	64,445
3.25%, 11/15/49	10	10,635
3.40%, 03/25/25	10	10,654
3.70%, 07/29/25	10	10,808
3.73%, 12/08/47	100	114,999
3.75%, 03/25/27	10	11,007
Security	Par (000)	Value

Semiconductors (continued)
3.90%, 03/25/30	$10	$11,368
4.10%, 05/19/46	75	90,268
4.10%, 05/11/47	10	12,043
4.75%, 03/25/50	20	26,939
4.80%, 10/01/41	75	97,835
4.90%, 07/29/45	75	100,511
KLA Corp.
4.10%, 03/15/29	10	11,358
4.65%, 11/01/24	175	190,599
Lam Research Corp.
3.13%, 06/15/60	15	15,890
3.75%, 03/15/26	170	185,890
4.00%, 03/15/29	10	11,253
Marvell Technology Inc.
1.65%, 04/15/26	10	9,937
2.95%, 04/15/31	10	10,230
4.88%, 06/22/28(b)	84	96,353
Microchip Technology Inc., 4.33%, 06/01/23	35	36,631
Micron Technology Inc.
2.70%, 04/15/32	50	50,269
4.19%, 02/15/27	10	10,989
4.66%, 02/15/30	25	28,654
5.33%, 02/06/29	15	17,658
NVIDIA Corp.
0.31%, 06/15/23	60	59,699
0.58%, 06/14/24	10	9,902
1.55%, 06/15/28	10	9,865
2.00%, 06/15/31	10	9,938
2.85%, 04/01/30	210	222,602
3.20%, 09/16/26	10	10,808
3.50%, 04/01/50	10	11,560
NXP BV/NXP Funding LLC
4.88%, 03/01/24(b)	50	53,774
5.55%, 12/01/28(b)	65	78,376
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31(b)	25	25,028
3.25%, 05/11/41(b)	10	10,277
3.40%, 05/01/30(b)	15	16,032
3.88%, 06/18/26(b)	95	103,040
Qorvo Inc., 4.38%, 10/15/29	40	42,248
QUALCOMM Inc.
1.30%, 05/20/28	10	9,695
1.65%, 05/20/32	60	57,005
2.15%, 05/20/30	10	10,115
2.90%, 05/20/24	60	62,680
3.25%, 05/20/27	10	10,762
3.25%, 05/20/50(c)	10	11,128
3.45%, 05/20/25	110	117,532
4.30%, 05/20/47	115	146,496
Skyworks Solutions Inc.
0.90%, 06/01/23	50	49,956
1.80%, 06/01/26	10	10,004
3.00%, 06/01/31	10	10,139
Texas Instruments Inc.
1.38%, 03/12/25	10	10,082
1.75%, 05/04/30	10	9,840
2.25%, 09/04/29	10	10,292
3.88%, 03/15/39	25	29,965
4.15%, 05/15/48	27	34,511

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Xilinx Inc., 2.95%, 06/01/24	$10	$10,403
		4,088,894
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 0.67%, 08/16/23(b)	50	49,688

Software — 1.1%
Activision Blizzard Inc.
1.35%, 09/15/30	60	54,950
2.50%, 09/15/50	60	52,245
3.40%, 09/15/26	163	174,606
3.40%, 06/15/27	50	53,884
Adobe Inc.
2.15%, 02/01/27	35	36,042
2.30%, 02/01/30	10	10,210
3.25%, 02/01/25	35	37,060
Autodesk Inc.
2.85%, 01/15/30	15	15,591
4.38%, 06/15/25	46	50,304
Broadridge Financial Solutions Inc., 2.60%, 05/01/31	10	10,089
Citrix Systems Inc.
1.25%, 03/01/26	10	9,710
3.30%, 03/01/30	10	10,145
4.50%, 12/01/27	10	10,884
Electronic Arts Inc.
1.85%, 02/15/31	60	57,487
4.80%, 03/01/26	25	28,066
Fidelity National Information Services Inc.
0.60%, 03/01/24	60	59,161
1.15%, 03/01/26	10	9,756
1.65%, 03/01/28	10	9,664
2.25%, 03/01/31	10	9,784
3.10%, 03/01/41	35	35,039
Fiserv Inc.
2.25%, 06/01/27	60	60,989
2.65%, 06/01/30	10	10,094
2.75%, 07/01/24	210	217,335
3.20%, 07/01/26	10	10,556
3.50%, 07/01/29	10	10,674
3.80%, 10/01/23	60	62,971
4.20%, 10/01/28	10	11,189
4.40%, 07/01/49	40	47,910
Intuit Inc., 0.95%, 07/15/25	25	24,699
Microsoft Corp.
2.40%, 08/08/26	210	219,156
2.53%, 06/01/50	10	9,921
2.68%, 06/01/60	50	50,297
2.70%, 02/12/25	150	157,342
2.88%, 02/06/24	10	10,409
2.92%, 03/17/52	245	260,403
3.04%, 03/17/62	200	218,188
3.13%, 11/03/25	10	10,671
3.30%, 02/06/27	100	108,460
3.45%, 08/08/36	79	90,866
3.50%, 02/12/35	10	11,487
3.63%, 12/15/23	60	63,170
3.70%, 08/08/46	75	90,966
Oracle Corp.
1.65%, 03/25/26	10	9,949
2.30%, 03/25/28	10	10,057
2.50%, 04/01/25	110	113,422
Security	Par (000)	Value

Software (continued)
2.65%, 07/15/26	$60	$61,918
2.80%, 04/01/27	10	10,361
2.88%, 03/25/31	10	10,238
2.95%, 11/15/24	60	62,668
2.95%, 05/15/25	110	114,897
2.95%, 04/01/30	10	10,320
3.25%, 11/15/27	10	10,585
3.40%, 07/08/24	10	10,515
3.60%, 04/01/40	115	119,355
3.60%, 04/01/50	65	65,805
3.65%, 03/25/41	110	115,339
3.80%, 11/15/37	315	335,749
3.85%, 04/01/60	50	52,080
3.90%, 05/15/35	110	119,852
3.95%, 03/25/51	10	10,763
4.00%, 07/15/46	5	5,399
4.00%, 11/15/47	80	86,057
4.10%, 03/25/61	10	10,931
4.30%, 07/08/34	115	130,076
4.38%, 05/15/55	75	86,124
5.38%, 07/15/40	10	12,580
6.50%, 04/15/38	105	147,377
Roper Technologies Inc.
1.00%, 09/15/25	10	9,764
1.75%, 02/15/31	110	102,975
2.35%, 09/15/24	100	102,956
2.95%, 09/15/29	50	52,328
salesforce.com Inc.
1.50%, 07/15/28	10	9,853
2.70%, 07/15/41	10	10,085
2.90%, 07/15/51	135	139,900
3.05%, 07/15/61	10	10,525
3.70%, 04/11/28	10	11,158
ServiceNow Inc., 1.40%, 09/01/30	10	9,332
VMware Inc.
1.00%, 08/15/24	35	34,748
1.40%, 08/15/26	10	9,780
1.80%, 08/15/28	35	33,953
2.20%, 08/15/31	35	34,039
3.90%, 08/21/27	25	27,242
4.50%, 05/15/25	10	10,922
4.65%, 05/15/27	10	11,294
4.70%, 05/15/30	35	40,564
		4,876,265
Telecommunications — 1.9%
America Movil SAB de CV, 6.13%, 03/30/40	200	282,626
AT&T Inc.
0.90%, 03/25/24	60	59,687
1.70%, 03/25/26	60	59,929
2.25%, 02/01/32	10	9,643
2.30%, 06/01/27	10	10,165
2.55%, 12/01/33	205	198,305
2.75%, 06/01/31	155	157,314
3.10%, 02/01/43	50	48,260
3.30%, 02/01/52	185	180,649
3.40%, 05/15/25	10	10,619
3.50%, 06/01/41	100	102,557
3.50%, 02/01/61	225	220,349
3.55%, 09/15/55	198	199,873
3.65%, 06/01/51	225	233,478

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.65%, 09/15/59	$50	$50,705
3.80%, 03/01/24	50	52,766
3.80%, 02/15/27	60	64,993
3.80%, 12/01/57	172	179,711
3.85%, 06/01/60	10	10,483
3.90%, 03/11/24	50	52,703
4.13%, 02/17/26	50	54,720
4.25%, 03/01/27	10	11,066
4.30%, 02/15/30	50	56,480
4.30%, 12/15/42	10	11,272
4.35%, 03/01/29	75	84,116
4.35%, 06/15/45	50	56,858
4.45%, 04/01/24	50	53,450
4.50%, 05/15/35	10	11,516
4.75%, 05/15/46	25	30,406
4.90%, 06/15/42	15	18,284
5.15%, 03/15/42	50	62,337
5.25%, 03/01/37	100	123,843
Bell Canada
4.46%, 04/01/48	25	31,457
Series US-3, 0.75%, 03/17/24	50	49,560
British Telecommunications PLC
4.50%, 12/04/23	75	79,783
9.63%, 12/15/30(a)	75	111,559
Cisco Systems Inc.
2.20%, 09/20/23	35	35,903
2.50%, 09/20/26	10	10,529
2.95%, 02/28/26	25	26,673
3.50%, 06/15/25	25	27,050
3.63%, 03/04/24	35	37,191
5.50%, 01/15/40	10	14,070
5.90%, 02/15/39	105	152,255
Corning Inc.
4.75%, 03/15/42	100	128,629
5.35%, 11/15/48	50	69,609
5.45%, 11/15/79	10	13,573
Deutsche Telekom International Finance BV
8.75%, 06/15/30(a)	60	87,812
9.25%, 06/01/32	50	80,483
Juniper Networks Inc.
1.20%, 12/10/25	25	24,704
2.00%, 12/10/30	25	23,871
3.75%, 08/15/29	25	27,234
5.95%, 03/15/41	35	46,591
Motorola Solutions Inc.
2.30%, 11/15/30	10	9,770
2.75%, 05/24/31	10	10,076
4.00%, 09/01/24	143	152,560
4.60%, 02/23/28	10	11,422
4.60%, 05/23/29	10	11,469
5.50%, 09/01/44	25	32,682
Orange SA, 9.00%, 03/01/31(a)	10	15,370
Rogers Communications Inc.
3.63%, 12/15/25	60	64,101
4.10%, 10/01/23	50	52,391
4.35%, 05/01/49	10	11,615
5.00%, 03/15/44	85	104,798
Telefonica Emisiones SA
4.10%, 03/08/27	150	165,457
5.21%, 03/08/47	100	125,247
Security	Par (000)	Value

Telecommunications (continued)
7.05%, 06/20/36	$10	$14,355
TELUS Corp.
2.80%, 02/16/27	100	104,330
3.70%, 09/15/27	50	54,645
4.60%, 11/16/48	25	32,566
T-Mobile USA Inc.
1.50%, 02/15/26	10	9,869
2.05%, 02/15/28	10	9,844
2.25%, 11/15/31	25	24,022
2.55%, 02/15/31	185	182,691
3.00%, 02/15/41	10	9,541
3.30%, 02/15/51	135	132,031
3.50%, 04/15/25	60	63,520
3.60%, 11/15/60	10	9,952
3.60%, 11/15/60(b)	50	49,754
3.75%, 04/15/27	164	176,343
3.88%, 04/15/30	75	81,505
4.50%, 04/15/50	70	82,319
Verizon Communications Inc.
0.85%, 11/20/25	10	9,720
1.45%, 03/20/26	10	9,921
1.50%, 09/18/30	10	9,368
1.75%, 01/20/31	10	9,463
2.10%, 03/22/28	10	9,997
2.55%, 03/21/31	50	50,541
2.63%, 08/15/26	10	10,417
2.65%, 11/20/40	105	100,705
2.88%, 11/20/50	210	203,870
2.99%, 10/30/56	216	209,138
3.00%, 03/22/27	10	10,558
3.00%, 11/20/60	10	9,659
3.15%, 03/22/30	10	10,602
3.40%, 03/22/41	100	106,195
3.55%, 03/22/51	275	301,480
3.70%, 03/22/61	60	66,305
3.88%, 02/08/29	10	11,094
4.00%, 03/22/50	20	23,310
4.02%, 12/03/29	75	84,009
4.13%, 03/16/27	10	11,123
4.27%, 01/15/36	10	11,793
4.33%, 09/21/28	50	56,987
4.40%, 11/01/34	280	328,174
4.50%, 08/10/33	50	58,993
4.86%, 08/21/46	60	79,000
5.25%, 03/16/37	50	65,745
Vodafone Group PLC
3.75%, 01/16/24	50	52,944
4.13%, 05/30/25	60	65,309
4.25%, 09/17/50	10	11,566
4.38%, 05/30/28	239	269,972
4.38%, 02/19/43	50	58,582
4.88%, 06/19/49	60	75,342
5.25%, 05/30/48	90	117,058
6.15%, 02/27/37	5	6,792
		8,157,676
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.55%, 11/19/26	103	110,679
3.90%, 11/19/29	10	11,005

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Toys, Games & Hobbies (continued)
5.10%, 05/15/44	$10	$12,254
		133,938
Transportation — 0.8%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	25	25,406
3.30%, 09/15/51	50	54,840
3.40%, 09/01/24	50	52,943
3.85%, 09/01/23	50	52,360
3.90%, 08/01/46	65	76,979
4.05%, 06/15/48	50	60,962
4.95%, 09/15/41	15	19,681
5.05%, 03/01/41	75	98,494
5.15%, 09/01/43	10	13,522
6.20%, 08/15/36	50	71,658
Canadian National Railway Co.
2.75%, 03/01/26	85	89,337
2.95%, 11/21/24	25	26,203
3.65%, 02/03/48	15	17,242
6.25%, 08/01/34	65	90,550
6.90%, 07/15/28	50	65,482
Canadian Pacific Railway Co.
4.00%, 06/01/28	100	111,908
4.80%, 09/15/35	5	6,208
CSX Corp.
2.50%, 05/15/51	100	93,188
2.60%, 11/01/26	35	36,764
3.25%, 06/01/27	50	53,397
3.35%, 09/15/49	75	81,105
3.80%, 03/01/28	60	66,059
3.80%, 11/01/46	25	28,766
4.25%, 03/15/29	50	56,896
5.50%, 04/15/41	25	33,825
6.22%, 04/30/40	25	36,213
FedEx Corp.
2.40%, 05/15/31	10	10,027
3.10%, 08/05/29	10	10,626
3.25%, 05/15/41	10	10,231
3.40%, 02/15/28	38	41,385
4.20%, 10/17/28	65	74,194
4.25%, 05/15/30	10	11,388
4.55%, 04/01/46	65	78,929
4.75%, 11/15/45	50	62,154
5.10%, 01/15/44	50	64,240
5.25%, 05/15/50	10	13,524
Series 2020-1, Class AA, 1.88%, 08/20/35	189	186,778
JB Hunt Transport Services Inc., 3.88%, 03/01/26	25	27,149
Kansas City Southern
3.00%, 05/15/23	50	51,401
3.50%, 05/01/50	50	54,875
Kirby Corp., 4.20%, 03/01/28	15	16,270
Norfolk Southern Corp.
2.30%, 05/15/31	10	10,098
2.90%, 06/15/26	100	105,399
3.05%, 05/15/50	100	103,070
3.16%, 05/15/55	72	75,048
4.05%, 08/15/52	50	60,664
Ryder System Inc., 4.63%, 06/01/25	83	91,526
Union Pacific Corp.
2.38%, 05/20/31	10	10,209
2.40%, 02/05/30	10	10,223
Security	Par (000)	Value

Transportation (continued)
2.97%, 09/16/62	$75	$75,563
3.20%, 05/20/41	10	10,706
3.25%, 02/05/50	10	10,847
3.55%, 05/20/61	10	11,277
3.80%, 10/01/51	100	117,868
3.80%, 04/06/71	10	11,789
3.84%, 03/20/60	50	59,316
3.95%, 09/10/28	60	67,319
4.50%, 09/10/48	102	132,530
United Parcel Service Inc.
2.50%, 09/01/29	25	26,098
3.05%, 11/15/27	10	10,806
3.40%, 03/15/29	10	10,920
4.45%, 04/01/30	10	11,790
5.20%, 04/01/40	50	67,749
5.30%, 04/01/50	10	14,898
6.20%, 01/15/38	94	136,917
Walmart Inc.
1.50%, 09/22/28	15	14,863
2.65%, 09/22/51	200	206,650
		3,597,302
Trucking & Leasing — 0.0%
GATX Corp.
3.50%, 03/15/28	35	37,841
4.00%, 06/30/30	100	111,355
4.55%, 11/07/28	25	28,741
		177,937
Venture Capital — 0.0%
Hercules Capital Inc., 2.63%, 09/16/26	15	14,803

Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30	50	51,930
2.95%, 09/01/27	50	52,916
3.45%, 06/01/29	15	16,333
3.45%, 05/01/50	5	5,471
3.75%, 09/01/47	70	80,004
4.00%, 12/01/46	5	5,895
4.20%, 09/01/48	5	6,133
6.59%, 10/15/37	50	73,331
Essential Utilities Inc.
2.40%, 05/01/31	35	35,050
2.70%, 04/15/30	100	102,481
3.35%, 04/15/50	15	15,928
United Utilities PLC, 6.88%, 08/15/28	20	25,673
		471,145

Total Corporate Bonds & Notes — 37.1%
(Cost: $164,483,048)		163,244,316

Foreign Government Obligations(e)

Canada — 0.6%
Canada Government International Bond
0.75%, 05/19/26	50	49,155
1.63%, 01/22/25	50	51,077
Export Development Canada, 2.50%, 01/24/23	200	204,806
Hydro-Quebec, Series HK, 9.38%, 04/15/30	25	38,891
Province of Alberta Canada
1.00%, 05/20/25	50	49,773

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
1.30%, 07/22/30	$115	$110,530
1.88%, 11/13/24	50	51,264
3.30%, 03/15/28	240	264,595
3.35%, 11/01/23	50	52,549
Province of British Columbia Canada
0.90%, 07/20/26	50	49,229
2.25%, 06/02/26	50	52,235
7.25%, 09/01/36	100	162,777
Province of Manitoba Canada
2.13%, 06/22/26	50	51,823
3.05%, 05/14/24	50	52,643
Series GX, 2.60%, 04/16/24	50	52,035
Province of Ontario Canada
0.63%, 01/21/26	25	24,424
1.05%, 04/14/26	50	49,552
1.13%, 10/07/30	50	47,635
1.60%, 02/25/31	40	39,493
2.30%, 06/15/26	150	156,613
2.50%, 04/27/26	250	263,075
3.05%, 01/29/24	200	209,804
Province of Quebec Canada
0.60%, 07/23/25	50	49,039
2.75%, 04/12/27	165	176,390
Series QW, 2.50%, 04/09/24	50	51,986
Series QX, 1.50%, 02/11/25	285	289,021
		2,650,414
Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31	350	348,026
3.50%, 01/25/50	205	212,105
		560,131
Hungary — 0.1%
Hungary Government International Bond
5.38%, 03/25/24	100	109,068
5.75%, 11/22/23	124	135,057
		244,125
Indonesia — 0.1%
Indonesia Government International Bond
3.35%, 03/12/71	200	190,986
3.85%, 10/15/30(c)	200	222,802
		413,788
Israel — 0.0%
Israel Government International Bond, 3.88%, 07/03/50	205	235,986

Italy — 0.2%
Republic of Italy Government International Bond
0.88%, 05/06/24	25	24,778
1.25%, 02/17/26	220	215,112
2.38%, 10/17/24	225	231,453
2.88%, 10/17/29	200	205,438
5.38%, 06/15/33	75	93,824
		770,605
Japan — 0.2%
Japan Bank for International Cooperation
1.88%, 04/15/31	100	101,929
2.25%, 11/04/26	200	208,138
2.38%, 11/16/22	175	178,197
2.88%, 06/01/27	50	53,667
3.25%, 07/20/23	200	208,480
Security	Par (000)	Value

Japan (continued)
Japan International Cooperation Agency, 2.75%, 04/27/27	$50	$53,298
		803,709
Mexico — 0.4%
Mexico Government International Bond
2.66%, 05/24/31	410	395,880
3.75%, 01/11/28	200	214,876
4.15%, 03/28/27	200	220,440
4.35%, 01/15/47	200	203,762
4.50%, 01/31/50	200	206,834
4.60%, 01/23/46	200	210,176
4.75%, 04/27/32	200	223,848
		1,675,816
Panama — 0.3%
Panama Government International Bond
3.16%, 01/23/30	75	76,715
3.88%, 03/17/28	25	26,813
4.00%, 09/22/24	500	531,015
4.50%, 04/01/56	200	213,706
8.88%, 09/30/27	280	374,999
		1,223,248
Peru — 0.1%
Peruvian Government International Bond
2.39%, 01/23/26	100	101,498
2.78%, 01/23/31	50	49,605
2.78%, 12/01/60	81	68,847
2.84%, 06/20/30	50	50,422
3.23%, 07/28/2121	55	45,625
5.63%, 11/18/50	50	68,033
6.55%, 03/14/37	50	67,065
8.75%, 11/21/33	61	94,000
		545,095
Philippines — 0.1%
Philippine Government International Bond
2.95%, 05/05/45	200	193,412
3.00%, 02/01/28	200	212,614
3.70%, 03/01/41	5	5,365
3.95%, 01/20/40	200	219,926
		631,317
Poland — 0.0%
Republic of Poland Government International Bond, 3.25%, 04/06/26	175	187,245

South Korea — 0.1%
Export-Import Bank of Korea
1.38%, 02/09/31	50	48,227
2.63%, 05/26/26	50	52,770
2.88%, 01/21/25	200	210,282
Korea International Bond, 2.75%, 01/19/27	100	106,214
		417,493
Supranational — 2.1%
African Development Bank
0.75%, 04/03/23	85	85,342
0.88%, 03/23/26	55	54,409
0.88%, 07/22/26	125	123,209
3.00%, 09/20/23	360	375,757
Asian Development Bank
0.25%, 07/14/23	200	199,258
0.38%, 06/11/24	50	49,490
0.38%, 09/03/25	200	194,908

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
0.50%, 02/04/26	$55	$53,671
0.63%, 04/29/25	250	246,895
1.50%, 10/18/24	155	157,762
1.75%, 09/19/29	50	51,024
1.88%, 01/24/30	50	51,696
2.63%, 01/30/24	505	526,165
5.82%, 06/16/28	85	108,114
6.22%, 08/15/27	55	68,864
Asian Infrastructure Investment Bank (The)
0.25%, 09/29/23	205	203,825
0.50%, 05/28/25	230	225,658
0.50%, 01/27/26	55	53,632
2.25%, 05/16/24	305	315,837
Council of Europe Development Bank
0.25%, 10/20/23	95	94,382
1.38%, 02/27/25	15	15,194
European Bank for Reconstruction & Development
0.25%, 07/10/23	200	199,228
0.50%, 11/25/25	200	195,116
0.50%, 01/28/26	100	97,620
1.63%, 09/27/24	100	102,162
European Investment Bank
0.25%, 09/15/23	340	338,191
0.38%, 12/15/25	200	194,132
0.75%, 10/26/26	50	48,936
1.25%, 02/14/31	50	49,040
1.63%, 03/14/25	200	204,282
1.63%, 10/09/29	50	50,619
1.63%, 05/13/31	20	20,251
1.88%, 02/10/25	205	211,015
2.25%, 06/24/24	200	207,468
2.50%, 10/15/24	50	52,322
3.13%, 12/14/23	100	105,069
4.88%, 02/15/36	115	160,740
Inter-American Development Bank
0.25%, 11/15/23	50	49,683
0.63%, 07/15/25	110	108,327
0.63%, 09/16/27	50	47,973
0.88%, 04/03/25	100	99,649
1.13%, 07/20/28	250	245,597
1.75%, 03/14/25	155	158,887
2.00%, 06/02/26	200	207,336
2.38%, 07/07/27	50	52,823
3.00%, 10/04/23	215	224,591
3.13%, 09/18/28	55	61,033
4.38%, 01/24/44	130	182,088
International Bank for Reconstruction & Development
0.50%, 10/28/25	50	48,860
0.63%, 04/22/25	250	246,952
0.75%, 03/11/25	50	49,659
0.75%, 11/24/27	200	193,016
0.88%, 05/14/30	150	143,344
1.25%, 02/10/31	50	49,015
1.63%, 01/15/25	50	51,074
1.75%, 04/19/23	50	50,909
3.00%, 09/27/23	390	407,277
Series GDIF, 1.38%, 04/20/28	50	50,044
Series GDIF, 1.75%, 10/23/29	184	187,757
Series GDIF, 1.88%, 10/27/26	199	205,479
Series GDIF, 2.50%, 11/22/27	80	85,225
Security	Par (000)	Value

Supranational (continued)
International Finance Corp.
0.75%, 08/27/30	$45	$42,345
1.38%, 10/16/24	150	152,146
2.13%, 04/07/26	200	208,644
2.88%, 07/31/23	150	155,832
		9,256,848
Sweden — 0.1%
Svensk Exportkredit AB
0.25%, 09/29/23	75	74,480
0.38%, 07/30/24	200	197,340
		271,820
Uruguay — 0.1%
Uruguay Government International Bond
4.98%, 04/20/55	55	70,338
5.10%, 06/18/50	165	214,226
		284,564

Total Foreign Government Obligations — 4.6%
(Cost: $20,420,316)		20,172,204

Municipal Debt Obligations

California — 0.3%
Bay Area Toll Authority RB BAB
Series S1, 6.92%, 04/01/40	75	115,251
Series S-3, 6.91%, 10/01/50	25	45,941
California State University RB, Class B, 2.98%, 11/01/51 (Call 05/01/51)	25	25,719
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	25	42,917
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	25	43,949
Los Angeles Department of Water & Power System Revenue RB BAB, Series A, 5.72%, 07/01/39	20	28,364
Los Angeles Unified School District/CA GO BAB, 5.75%, 07/01/34	125	166,012
State of California GO
2.50%, 10/01/29	50	52,602
3.38%, 04/01/25	25	26,938
4.50%, 04/01/33 (Call 04/01/28)	25	29,126
State of California GO BAB
7.55%, 04/01/39	150	252,526
7.60%, 11/01/40	200	348,196
University of California RB
Series AD, 4.86%, 05/15/2112	125	188,789
Series AJ, 4.60%, 05/15/31	50	57,913
Series BD, 3.35%, 07/01/29	25	27,573
		1,451,816
Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB, Project M,
Series 2010-A, 6.66%, 04/01/57	20	32,141

Illinois — 0.1%
Chicago O’Hare International Airport RB, Series C, 4.47%, 01/01/49(c)	50	67,963
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB, Series A, 6.90%, 12/01/40	25	35,798
State of Illinois GO, 5.10%, 06/01/33	275	320,881
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	50	63,862
		488,504

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kentucky — 0.0%
Louisville & Jefferson County Metropolitan Sewer District RB BAB, 6.25%, 05/15/43	$25	$38,447

Massachusetts — 0.0%
Commonwealth of Massachusetts GOL, 2.81%, 09/01/43	50	52,884
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	25	34,428
		87,312
Michigan — 0.0%
Michigan Finance Authority RB, 3.38%, 12/01/40	25	27,870
University of Michigan RB, Series B, 2.44%, 04/01/40 (Call 10/01/39)	50	51,239
		79,109
New Jersey — 0.1%
New Jersey Economic Development Authority RB, Series B, 0.00%, 02/15/23 (AGM)(d)	50	49,412
New Jersey Transportation Trust Fund Authority RB, 4.13%, 06/15/42	50	58,679
New Jersey Transportation Trust Fund Authority RB BAB, Series B, 6.56%, 12/15/40	50	76,294
		184,385
New York — 0.2%
Metropolitan Transportation Authority RB BAB, Series 2010-A, 6.67%, 11/15/39	45	65,240
New York City Water & Sewer System RB BAB, 6.01%, 06/15/42	150	231,404
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	15	19,429
New York State Thruway Authority RB, Class M, 2.90%, 01/01/35	200	211,734
Port Authority of New York & New Jersey RB
3.29%, 08/01/69	50	55,992
Series 168, 4.93%, 10/01/51	165	235,489
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	50	54,682
		873,970
Ohio — 0.1%
American Municipal Power Inc. RB BAB, Series B, 8.08%, 02/15/50	50	95,410
JobsOhio Beverage System RB, Series B, 4.53%, 01/01/35	25	30,533
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	125	171,875
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	25	29,337
		327,155
Oregon — 0.0%
State of Oregon GO, 5.89%, 06/01/27	50	58,875

Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	40	59,106
Dallas Area Rapid Transit RB BAB, 5.02%, 12/01/48(c)	25	35,549
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	50	52,480
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	25	42,758
State of Texas GO BAB, 5.52%, 04/01/39	65	93,843
Texas Transportation Commission State Highway Fund RB, 4.00%, 10/01/33	50	60,221
		343,957
Security	Par (000)	Value

Virginia — 0.0%
University of Virginia RB
2.58%, 11/01/51 (Call 05/01/51)	$50	$52,224
Series C, 4.18%, 09/01/2117 (Call 03/01/2117)	25	35,335
		87,559
Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40(c)	45	62,033

Wisconsin — 0.0%
State of Wisconsin RB, 3.95%, 05/01/36 (Call 05/01/27)	25	27,604

Total Municipal Debt Obligations — 0.9%
(Cost: $4,019,115)		4,142,867

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 1.6%
Federal Farm Credit Banks Funding Corp., 1.85%, 07/26/24	10	10,254
Federal Home Loan Banks
1.50%, 08/15/24	20	20,370
2.13%, 06/09/23	20	20,498
2.50%, 12/09/22	20	20,448
3.13%, 09/12/25	10	10,755
3.25%, 06/09/28	90	100,024
3.25%, 11/16/28	1,170	1,308,598
3.38%, 09/08/23	25	26,229
5.50%, 07/15/36	25	36,579
Federal Home Loan Mortgage Corp.
0.25%, 06/26/23	70	69,775
0.25%, 09/08/23	800	796,200
6.25%, 07/15/32	165	239,377
Federal National Mortgage Association
0.25%, 07/10/23	300	298,950
0.25%, 11/27/23	260	258,385
0.63%, 04/22/25	500	493,885
0.88%, 08/05/30	500	472,065
1.63%, 01/07/25	285	291,002
1.75%, 07/02/24	250	256,322
1.88%, 09/24/26	485	500,176
2.38%, 01/19/23	100	102,315
2.63%, 09/06/24	330	346,375
5.63%, 07/15/37	76	114,579
6.25%, 05/15/29	50	66,757
6.63%, 11/15/30	90	127,672
7.25%, 05/15/30	35	51,105
Tennessee Valley Authority
3.50%, 12/15/42	50	59,655
5.25%, 09/15/39	60	86,162
6.15%, 01/15/38	275	423,706
7.13%, 05/01/30	190	273,560
Series A, 2.88%, 02/01/27	100	108,038
		6,989,816
U.S. Government Obligations — 55.1%
U.S. Treasury Note/Bond
0.13%, 11/30/22	5,135	5,128,581
0.13%, 12/31/22	7,000	6,988,789
0.13%, 02/28/23	5,370	5,355,736
0.13%, 05/15/23	500	498,145
0.13%, 05/31/23	4,000	3,982,813
0.13%, 06/30/23	2,580	2,568,108
0.13%, 07/31/23	1,500	1,491,797

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
0.13%, 08/15/23	$500	$497,070
0.13%, 12/15/23	1,283	1,270,875
0.13%, 01/15/24	5,400	5,344,734
0.25%, 04/15/23	750	748,770
0.25%, 06/15/23	300	299,238
0.25%, 11/15/23	100	99,422
0.25%, 03/15/24	7,700	7,629,016
0.25%, 05/15/24	10,500	10,382,695
0.25%, 06/15/24	9,700	9,583,297
0.25%, 05/31/25	500	487,500
0.25%, 06/30/25	700	681,953
0.25%, 07/31/25	250	243,223
0.25%, 08/31/25	30	29,054
0.25%, 10/31/25	2,300	2,229,922
0.38%, 04/15/24	9,000	8,933,906
0.38%, 07/15/24	200	198,063
0.38%, 08/15/24	6,000	5,938,594
0.38%, 09/15/24	2,500	2,471,680
0.38%, 04/30/25	600	588,328
0.38%, 11/30/25	1,100	1,070,266
0.38%, 12/31/25	1,150	1,118,016
0.38%, 01/31/26	1,200	1,165,219
0.38%, 07/31/27	750	715,605
0.38%, 09/30/27	700	665,656
0.50%, 03/15/23	400	400,797
0.50%, 03/31/25	700	690,211
0.50%, 02/28/26	1,350	1,316,672
0.50%, 06/30/27	450	432,562
0.50%, 10/31/27	500	478,164
0.63%, 07/31/26	7,200	7,033,500
0.63%, 03/31/27	100	97,141
0.63%, 12/31/27	1,210	1,163,491
0.63%, 05/15/30	5,250	4,928,437
0.63%, 08/15/30	775	725,957
0.75%, 05/31/26	5,700	5,608,266
0.75%, 08/31/26	3,800	3,732,016
0.75%, 01/31/28	1,450	1,403,215
0.88%, 06/30/26	9,100	8,997,625
0.88%, 09/30/26	2,000	1,974,375
1.00%, 07/31/28	7,700	7,527,953
1.13%, 10/31/26	1,000	998,750
1.13%, 08/31/28	4,300	4,235,500
1.13%, 02/15/31	1,500	1,464,844
1.13%, 05/15/40	3,100	2,749,312
1.13%, 08/15/40	1,410	1,246,969
1.25%, 03/31/28	700	697,430
1.25%, 04/30/28	200	199,172
1.25%, 05/31/28	1,950	1,941,012
1.25%, 06/30/28	8,280	8,233,425
1.25%, 09/30/28	1,000	992,656
1.25%, 08/15/31	6,500	6,397,422
1.25%, 05/15/50	390	341,067
1.38%, 08/31/23	150	152,309
1.38%, 10/31/28	1,000	1,000,469
1.38%, 11/15/31	900	894,656
1.38%, 11/15/40	4,880	4,500,275
1.38%, 08/15/50	350	315,820
1.50%, 03/31/23	200	203,063
1.50%, 09/30/24	600	611,625
1.50%, 10/31/24	300	305,789
Security	Par (000)	Value

U.S. Government Obligations (continued)
1.50%, 11/30/24	$1,000	$1,019,297
1.50%, 08/15/26	2,530	2,572,694
1.50%, 11/30/28	800	807,000
1.63%, 04/30/23	250	254,385
1.63%, 02/15/26	2,500	2,555,469
1.63%, 05/15/26	2,000	2,044,531
1.63%, 09/30/26	500	511,562
1.63%, 10/31/26	300	306,984
1.63%, 11/30/26	1,400	1,433,250
1.63%, 05/15/31	3,870	3,946,191
1.63%, 11/15/50	2,760	2,646,581
1.75%, 06/30/24	400	410,313
1.75%, 12/31/24	400	410,813
1.75%, 08/15/41	3,800	3,730,531
1.88%, 02/15/51	1,500	1,525,078
1.88%, 11/15/51	600	611,812
2.00%, 04/30/24	2,100	2,165,789
2.00%, 02/15/25	475	491,328
2.00%, 11/15/26	450	468,633
2.00%, 02/15/50	280	292,513
2.00%, 08/15/51	2,700	2,827,828
2.13%, 09/30/24	500	518,516
2.13%, 05/15/25	550	571,914
2.25%, 12/31/23	500	517,109
2.25%, 11/15/24	800	833,062
2.25%, 11/15/25	350	366,297
2.25%, 02/15/27	100	105,398
2.25%, 08/15/27	450	474,785
2.25%, 05/15/41	4,600	4,897,562
2.25%, 08/15/46	465	502,200
2.38%, 01/31/23	900	921,656
2.38%, 08/15/24	550	573,504
2.38%, 05/15/27	200	212,344
2.38%, 05/15/51	3,500	3,970,312
2.50%, 08/15/23	200	206,867
2.50%, 02/15/45	1,195	1,338,587
2.50%, 02/15/46	1,700	1,916,484
2.50%, 05/15/46	3,990	4,502,466
2.63%, 02/28/23	400	411,359
2.75%, 05/31/23	550	569,207
2.75%, 11/15/23	500	521,426
2.75%, 08/31/25	200	212,766
2.75%, 08/15/42	250	288,477
2.75%, 11/15/42	100	115,484
2.75%, 08/15/47	500	595,469
2.75%, 11/15/47	400	477,000
2.88%, 11/30/23	250	261,494
2.88%, 05/31/25	500	532,852
2.88%, 11/15/46	350	423,336
2.88%, 05/15/49	2,000	2,472,187
3.00%, 11/15/44	1,500	1,818,984
3.00%, 05/15/45	1,500	1,828,359
3.00%, 11/15/45	1,000	1,224,375
3.00%, 02/15/47	150	185,672
3.00%, 08/15/48	1,100	1,378,437
3.00%, 02/15/49	150	189,117
3.13%, 11/15/28	800	894,250
3.13%, 08/15/44	1,000	1,233,594
3.13%, 05/15/48	100	127,984
3.38%, 11/15/48	320	429,000

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
6.50%, 11/15/26	$300	$376,992
6.88%, 08/15/25	300	364,078
		242,791,562

Total U.S. Government & Agency Obligations — 56.7%
(Cost: $250,491,964)		249,781,378

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)(h)	5,661	5,660,821

Total Short-Term Investments — 1.3%
(Cost: $5,660,821)		5,660,821

Total Investments in Securities — 100.6%
(Cost: $445,075,264)		443,001,586

Other Assets, Less Liabilities — (0.6)%		(2,665,526)

Net Assets — 100.0%		$440,336,060

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Zero-coupon bond.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$8,977,033	$—	$(3,316,212	)(a)	$—	$—	$5,660,821	5,661	$10,665	(b)	$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$163,244,316	$—	$163,244,316
Foreign Government Obligations	—	20,172,204	—	20,172,204
Municipal Debt Obligations	—	4,142,867	—	4,142,867
U.S. Government & Agency Obligations	—	249,781,378	—	249,781,378
Money Market Funds	5,660,821	—	—	5,660,821
	$5,660,821	$437,340,765	$—	$443,001,586

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.	RB	Revenue Bond
BAB	Build America Bond	SOFR	Secured Overnight Financing Rate
GO	General Obligation
GOL	General Obligation Limited
LIBOR	London Interbank Offered Rate